As filed with the Securities and Exchange Commission on March 2, 2005


                                               Securities Act File No. 33-102879
                                       Investment Company Act File No. 811-21292

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
            Pre-Effective Amendment No. _____                                 _
            Post-Effective Amendment No. 2                                    X
                                         -                                   ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
            Amendment No. 4                                                   X
                         ---                                                 ---

                            NED DAVIS RESEARCH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    One Corporate Center, Rye, NY 10580-1422
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1- 800-422-3554
                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                               ------------------

                                   Copies to:

James E. McKee, Esq.                    Richard T. Prins, Esq.
Ned Davis Research Funds                Skadden, Arps, Slate, Meagher & Flom LLP
One Corporate Center                    Four Times Square, 30th Floor
Rye, New York 10580-1422                New York, New York 10036-6522

It is proposed that this filing will be effective:

       immediately upon filing pursuant to paragraph (b); or
-----

-----  pursuant to paragraph (b); or
 X     60 days after filing pursuant to paragraph (a)(1); or
-----
       on          pursuant to paragraph (a)(1); or
-----     --------
       or75 days after filing pursuant to paragraph (a)(2); or
-----
       on         pursuant to paragraph (a)(2) of Rule 485.
-----    --------
If  appropriate,   check  the  following  box:

-----  This  post-effective   amendment designates a new effective date for a
       previously filed post-effective amendment.


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                            NED DAVIS RESEARCH FUNDS
                    NED DAVIS RESEARCH ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                               FAX: 1-914-921-5118
                            INTERNET: WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)


             ------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
             ------------------------------------------------------

                                TABLE OF CONTENTS


INVESTMENT AND PERFORMANCE SUMMARY ........................................    2

INVESTMENT AND RISK INFORMATION ...........................................    4

MANAGEMENT OF THE FUND ....................................................    7

  Classes of Shares .......................................................    8

  Purchase of Shares ......................................................   13

  Redemption of Shares ....................................................   15

  Exchange of Shares ......................................................   17

  Pricing of Fund Shares ..................................................   18

  Dividends and Distributions .............................................   19

  Tax Information .........................................................   19

  Mailings to Shareholders ................................................   19

FINANCIAL HIGHLIGHTS ......................................................   20



NED DAVIS
RESEARCH
ASSET
ALLOCATION
FUND

CLASS A, B, C SHARES


PROSPECTUS
MAY 1, 2005


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY

The Ned Davis Research Asset Allocation Fund (the "Fund") is a series of Ned Davis Research Funds (the "Trust").

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide capital appreciation as its primary objective. Current income is a secondary investment objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund follows a flexible asset allocation strategy that shifts among a stock portion and a fixed income portion. The stock portion invests principally in equity securities identified by the equity selection ranking system of Ned Davis Research, Inc. (the "Sub-Adviser") which seeks to identify those equity securities for which sector and industry relative price performance trends are strongest and for which there is significant relative earnings growth of the business. The fixed income portion invests principally in U.S. Treasury bonds, U.S. Government agency and U.S. Government sponsored enterprise securities and Government National Mortgage Association ("GNMA") mortgage-backed securities with the objective of exceeding, through statistical modeling, the performance of the Lehman Brothers Long-Term U.S. Government Bond Index. The Sub-Adviser bases its allocation decisions to a significant extent on an historically based quantitative model that measures the relative total return ratio of the Standard & Poor's 500 Index and the Lehman Brothers Long Term U.S. Government Bond Index. The Sub-Adviser generally reassesses allocation determinations on a weekly basis. Under normal circumstances, the model will usually recommend equity security allocations of 40% to 85% of the Fund's portfolio, with the remainder allocated primarily to the fixed income portion. However, the Sub-Adviser may allocate 0% to 100% of the Fund's assets to either equity or fixed income securities. Using this approach the Sub-Adviser will seek to achieve returns greater than the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index, while controlling overall portfolio risk.


PRINCIPAL RISKS:

The Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about the value of a particular company's stock is incorrect so that the perceived value of such stock is not realized by the market or the price of the Fund's portfolio securities declines. Debt securities are subject to interest rate and credit risks that cause their prices to fluctuate. When interest rates rise, the value of the portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, investing in certain types of debt securities involves pre-payment risk. Pre-payment risk is the risk that the Fund may experience losses or an inability to reinvest at the same interest rate when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invest in the Fund.


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YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital and current income

      o you want participation in market growth with some emphasis on preserving assets in "down" markets

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you seek stability of principal more than growth of capital

      o     you seek an aggressive growth of capital strategy

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Ned Davis Research Asset Allocation Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compared to those of a broad-based securities market index. Class A, B, and C shares all commenced operations on March 31, 2003. The performance of Class A shares is shown in the bar chart below. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. As with all mutual funds, the Funds' past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


  NED DAVIS RESEARCH ASSET ALLOCATION FUND (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


2004            XX.XX%

Class B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was [--]% (quarter ended ______________) and the lowest return for a quarter was [--]% (quarter ended __________________).



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      AVERAGE ANNUAL TOTAL RETURNS                    PAST           SINCE
(FOR THE PERIODS ENDED DECEMBER 31, 2004)           ONE YEAR    MARCH 31, 2003*
-----------------------------------------           --------   ---------------
Class A Shares
      Return Before Taxes ....................         --%            --%
      Return After Taxes on Distributions ....         --%            --%
      Return After Taxes on Distributions
        and Sale of Fund Shares ..............         --%            --%
Class B Shares
      Return Before Taxes ....................         --%            --%
Class C Shares
      Return Before Taxes ....................         --%            --%

------------------------
* From March 31, 2003, the date that the Fund commenced investment operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                       CLASS A         CLASS B         CLASS C
                                                        SHARES          SHARES          SHARES
                                                        ------          ------          ------
SHAREHOLDER FEES
   (fees paid directly from your investment):
Maximum Sales Charge (Load) on purchases
   (as a percentage of offering price) ..........        5.75%(1)        None            None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price(4)) .....        None(2)         5.00%(3)        1.00%(3)
REDEMPTION FEE
   (as a percentage of amount redeemed for Shares
   held less than 60 days payable to the Fund)           2.00%           2.00%           2.00%
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees .................................        1.00%           1.00%           1.00%
Distribution and Service (Rule 12b-1) Expenses ..        0.25%           1.00%           1.00%
Other Expenses(5) ...............................
                                                       ------          ------          ------
Total Annual Fund Operating Expenses
                                                       ======          ======          ======
Fee Waiver and/or Expense Reimbursement(5) ......
Net Annual Fund Operating Expenses (5) ..........


------------------------
(1)   The sales charge declines as the amount invested increases.

(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.

(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.

(4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.

(5) Effective May 1, 2004, the Adviser contractually agreed to waive its investment advisory fee and/or to reimburse



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      expenses of the Fund to the extent  necessary to maintain the Fund's Total
      Annual Fund Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 2.50%, 3.25% and 3.25% on an annualized basis for Class A shares, Class B shares and Class C shares, respectively. This arrangement will terminate on May 1, 2005. For the period from the Fund's commencement of operations on March 31, 2003 through April 30, 2004, the Adviser waived its investment advisory fee and/or reimbursed expenses to the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00%, 2.75% and 2.75% of average daily net assets for Class A, Class B and Class C Shares, respectively. For the period from May 1, 2004 through April 30, 2005, the Adviser waived its investment advisory fee and/or reimbursed expenses to the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.50%, 3.25% and 3.25% on an annualized basis for Class A, Class B and Class C Shares, respectively. In addition, the Fund has agreed, during the three-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.75% and 2.75% (2.50%, 3.25% and 3.25%
      with respect to amounts waived or reimbursed after May 1, 2004) on an annualized basis for Class A shares, Class B shares and Class C shares, respectively.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                               ------       -------       -------       --------
Class A Shares
- assuming redemption ......     --            --            --            --
- assuming no redemption ...     --            --            --            --
Class B Shares
- assuming redemption ......     --            --            --            --
- assuming no redemption ...     --            --            --            --
Class C Shares
- assuming redemption ......     --            --            --            --
- assuming no redemption ...     --            --            --            --


                         INVESTMENT AND RISK INFORMATION

This Fund follows a flexible asset allocation strategy that shifts among a stock portion and a fixed income portion. The stock portion invests principally in equity securities identified by the Sub-Adviser's equity selection ranking system. The fixed income portion invests principally in U.S. Treasury bonds, U.S. Government agency and U.S. Government sponsored enterprise securities and Government National Mortgage Association ("GNMA") mortgage-backed securities with the objective of exceeding, through statistical modeling, the performance of the Lehman Brothers Long-Term U.S. Government Bond Index. The Sub-Adviser bases its allocation decisions to a significant extent on an historically based quantitative model that measures the relative total return of the Standard & Poor's 500 Index and the Lehman Brothers Long-Term U.S. Government Bond Index. The Sub-Adviser generally reassesses allocation determinations on a weekly basis. Under normal circumstances, the model will usually recommend equity security allocations of 40% to 85% of the Fund's portfolio, with the remainder allocated primarily to the fixed income portion. However, the Sub-Adviser may allocate 0% to 100% of the Fund's assets to either equity or fixed income securities. Using this approach the Sub-Advisor will seek to achieve returns greater than the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long-Term U.S. Government Bond Index, while controlling overall portfolio risk.

For its equity portion, the Fund generally seeks to acquire equity securities of issuers included in the Sub-Adviser's Research Universe, which includes all common stocks comprising the Standard & Poor's 500 Composite Index(TM), the Standard & Poor's 400 Midcap Index(TM), the Russell 1000 Index(TM), selected common stocks from the Russell 2000 Index(TM) and selected U.S. dollar-denominated American Depository Receipts, American Depository Shares and Global Depositary Receipts. The Fund seeks to buy those equity securities, identified by the Sub-Adviser's equity selection ranking


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system,  for which sector and industry  relative  price  performance  trends are strongest and for which there is significant relative earnings growth of the business. The Fund may invest up to 25% of its assets in foreign securities (other than ADRs). The Fund may sell individual equity securities when, based on sector and industry trends, earnings measures, relative valuation or relative price performance, they no longer appear attractive to the Sub-Adviser. The Fund may hold a common stock or add to or reduce holdings of a common stock, as appropriate, without any limitation as to holding period (time period held) and without limitation as to the frequency or amount of additions or deletions. The Fund may also create short positions of securities, which in the aggregate will not exceed 50% of any class of securities of an issuer, when the Sub-Adviser believes that such securities will experience poor relative performance.

For its fixed income portion, the Fund generally uses long-term (10-30 year maturities) U.S. Treasury, U.S. Government agency and Government-sponsored enterprise securities, GNMA mortgage-backed securities and cash. Under normal circumstances, cash is not expected to exceed 10% of the Fund's portfolio. For these cash investments, the Fund uses U.S. Treasury bills, U.S. Government agency, and U.S. Government sponsored entity securities, commercial paper and demand notes.

The Fund may use financial futures contracts and options on these contracts such as those on stock indices to adjust the Fund's exposure to different asset classes or to maintain exposure to stocks and fixed income securities while maintaining a balance in cash for liquidity management or investment purposes. The Fund may also use these instruments to reduce the risk of adverse price movements when investing Fund inflows to facilitate trading and to reduce transaction costs. The Fund may also invest in exchange-traded index-based mutual funds to a limited extent for purposes similar to those applicable to the use of financial futures contracts and options thereon.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goals.

Investing in the Fund involves the following risks:

      o FUND AND MANAGEMENT RISK. If the Sub-Adviser is incorrect in its allocation of assets or in its assessment of the values of the securities it holds, then the value of the Fund's shares may decline. The Fund could also fail to meet its investment objective. When you sell Fund shares, they may be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

      o EQUITY RISK. A principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances. When the Fund holds equity securities, it only has rights to the value in the company after all its debts have been paid, and it could lose its entire investment in a company that encounters financial difficulty.

      o INTEREST RATE, MATURITY AND CREDIT RISK. When interest rates decline, the value of the Fund's debt securities generally rises. Conversely, when interest rates rise, the value of the Fund's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

      o PRE-PAYMENT RISK. The Fund may experience losses or an inability to reinvest at the same interest rate when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining


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            interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

      o SMALL CAPITALIZATION COMPANY RISK. Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Small capitalization companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small capitalization company stock prices tend to rise and fall in value more than other stocks.

      o SHORT SALES RISK. The principal risk of short selling is that the price of the security sold short may increase rather than decline. This risk occurs because when the Fund sells short (that is, sells a security it does not own), it must borrow the security it is selling in order to make delivery to the buyer and must replace the borrowed security when it wishes to terminate its short sale by purchasing the security at the market price at that time. If the underlying security has gone up in price during the period the Fund had the short sale in place, the Fund will realize a loss on the transaction.

      o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

                  o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.

                  o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

                  o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                  o Foreign markets may be less liquid and more volatile than U.S. markets.

                  o Foreign securities often trade in currencies other than the U.S. dollar, and the Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the
                        Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund's foreign currency holdings.

                  o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

The Fund's investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.


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                                                                               7
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      o     DERIVATIVES  RISK.  The  Fund  may  invest  in  complex   derivative
            instruments   that  seek  to  modify  or  replace   the   investment
            performance  of  particular  securities,  commodities,   currencies,
            interest  rates,   indices  or  markets.   The  Fund  may  also  use
            derivatives for hedging purposes. Derivative instruments generally have counterparty risk and may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor. These investments are subject to additional risks that can result in a loss of all or part of an investment, in particular, interest rate and credit risk volatility, world and local market price and demand, and general economic factors and activity. Derivatives may have very high leverage embedded in them which can substantially magnify market movements and result in losses greater than the amount of the investment. Some of the markets in which the Fund may effect derivative transactions are "over-the-counter" or
            "interdealer"   markets.   The  participants  in  such  markets  are
            typically not subject to credit evaluation and regulatory oversight as are members of "exchange-based" markets. This may expose the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty. Delays in settlement may also result from disputes over the terms of the contract (whether or not bona fide) since such markets may lack the established rules and
            procedures   for  swift   settlement   of  disputes   among   market
            participants found in "exchange-based" markets. These factors may cause the Fund to suffer a loss due to adverse market movements while replacement transactions are executed. Such "counterparty risk" is present in all swaps, and is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.

      o PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund may be significantly higher than that of other mutual funds with similar investment objectives due to the frequent transactions aimed at maximizing total return before taxes. This higher portfolio turnover rate generates higher transaction expenses and could lead to higher distributable net investment income or realization of short-term capital gains which are taxable at ordinary income tax rates. The Fund seeks to generate gains in total return that more than offset the added transaction expenses, but there can be no assurance that the Fund will be successful or that total return will not be adversely affected by the Fund's high turnover rate.


PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's Statement of Additional Information.


                             MANAGEMENT OF THE FUND

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser supervises the Sub-Adviser and performs administrative services for the Fund under the general supervision of the Fund's Board of Trustees. The Adviser manages other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, the Fund is contractually obligated to pay the Adviser a fee equal to 1.00% per year of the value of the Fund's average daily net assets.


Effective May 1, 2004, the Adviser contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at 2.50%, 3.25% and 3.25% for Class A shares, Class B shares and Class C shares, respectively. This fee waiver and expense reimbursement arrangement will terminate on May 1, 2005, after which no reimbursement will be made.



--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------


In addition, during the three year period following any waiver or reimbursement by the Adviser, the Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.50%, 3.25% and 3.25% with respect to amounts waived or reimbursed on an annualized basis for Class A shares, Class B shares and Class C shares, respectively.

INVESTMENT SUB-ADVISER. Ned Davis Research, Inc. ("NDR") or the "Sub-Adviser" is the investment sub-adviser for the Fund. NDR is located at 600 Bird Bay Drive West, Venice, Florida 34292. Nathan E. Davis is chief executive officer of NDR. NDR is a global provider of institutional investment research sold exclusively through its affiliate, Davis, Mendel & Regenstein, Inc., a broker-dealer based in Atlanta, Georgia. NDR, a registered investment adviser under the Investment Advisers Act of 1940, managed on a discretionary basis approximately [$245 million] in assets as of December 31, 2004.


NDR manages the Fund's investment portfolio, determining which securities or other investments to buy and sell, selecting brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, NDR will follow the Adviser's policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Adviser will pay NDR monthly compensation in the form of an investment sub-advisory fee. The fee is based upon the average daily net assets of the Fund at the rate of 0.30% of the first $500 million and 0.35% of average daily net assets in excess of $500 million.


No single person or persons acts as portfolio manager(s) for the Fund. All investment decisions for the Fund are made by an investment management team of NDR.



The principal members of the investment management team are as follows:

Lance Stonecypher, CFA, is Ned Davis Research's Senior Equity Sector Strategist and Managing Director of Equity Selection Services. Since joining the firm in 1986, Lance has held a number of other positions including Director of Research and Director of Custom Research Services. Mr. Stonecypher co-manages the Fund and his responsibilities include asset allocation and equity selection decisions, research modeling and recommendations for sector, industry and stock selection and trade review and authorization.

Geoffrey P. Raymond, CFA, is the Managing Director of Investment Management and has been with the Ned Davis Research Group since 1996. He has 36 years of investment research and management experience, which includes 9 years as a senior supervisory equity analyst and 7 years in portfolio management. While at Ned Davis Research Group, he has served as Chief Executive Officer, Chief Operating Officer, a Member of the NDRG Management Committee and a Senior Client Research Consultant. Mr. Raymond co-manages the Fund and his responsibilities include asset allocation, trade management, client accounting and performance monitoring and marketing.

Richard J. Sprague has been a Senior Equity Selection Analyst with Ned Davis Research, Inc. since 2000, and was a Trader from 2004 through 2005. Mr. Sprague's primary responsibilities include the research, development, testing and implementation of NDR's quantitative ranking systems including the Small-Cap, Europe and Industry Watch Focus Ranks.

Amy Lubas, CFA, a Senior Equity Selection Analyst, primarily works with Mr. Stonecypher in developing the firm's equity selection service. Ms. Lubas has been with the firm since 2004. Prior to joining Ned Davis Research, Inc., Ms. Lubas was a Senior Analyst with State Street Research and Management from 2000 to 2004, where she provided investment recommendations on stocks within the technology sector to portfolio managers, and helped manage the firm's Analyst Fund. Ms. Lubas is responsible for sector, industry and stock selection reviews and recommendations.

The Fund's SAI provides additional information about each team member's compensation, other accounts managed and ownership of the securities in the Fund.

The Fund's  semi-annual  report to  shareholders  for the period ending June 30,
2005  will  contain  a  discussion  of the  basis  of  the  Board  of  Trustees'
determination regarding whether to continue the investment advisory and sub-advisory arrangements described above.

                                CLASSES OF SHARES

Three classes of the Fund's shares are offered in this prospectus -- Class A Shares, Class B Shares and Class C Shares. The table below summarizes the differences among the classes of shares.

            o "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

            o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

            o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                            CLASS A SHARES                    CLASS B SHARES                  CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?   Yes. The percentage              No.                              No.
                        declines as the amount
                        invested increases.
--------------------------------------------------------------------------------------------------------------------
Contingent Deferred     No, except for shares            Yes, for shares redeemed         Yes, for shares redeemed
Sales Charge?           redeemed within twenty-          within seventy-two               within twelve months
                        four months after                months after purchase.           after purchase.
                        purchase as part of an           Declines over time.
                        investment greater than
                        $2 million if no front-end
                        sales charge was paid at
                        the time of purchase.
--------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee          0.25%                            1.00%                            1.00%
--------------------------------------------------------------------------------------------------------------------
Convertible to Another  No.                              Yes. Automatically               No.
Class?                                                   converts to Class A Shares
                                                         approximately ninety-six
                                                         months after purchase.
--------------------------------------------------------------------------------------------------------------------
Fund Expense Levels     Lower annual expenses            Higher annual expenses           Higher annual
                        than Class B or Class C          than Class A Shares.             expenses than
                        Shares.                                                           Class A Shares.
--------------------------------------------------------------------------------------------------------------------

REDEMPTION FEE

If you sell or exchange your shares within 60 daysthe purchase, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund.


In selecting a class of shares in which to invest, you should consider

            o     the length of time you plan to hold the shares

            o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value

            o whether you qualify for a reduction or waiver of the Class A sales charge


            o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase




--------------------------------------------------------------------------------------------------------------
                        IF YOU...                                        THEN YOU SHOULD CONSIDER...
--------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end         purchasing Class C Shares instead of either Class
  sales load and intend to hold your shares for only       A Shares or Class B Shares
  a few years
--------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end         purchasing Class B Shares instead of either Class
  sales load and intend to hold your shares for            A Shares or Class C Shares
  several years
--------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end         purchasing Class A Shares
  sales load and intend to hold your shares
  indefinitely
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                               SALES CHARGE       SALES CHARGE          REALLOWANCE
                                               AS % OF THE         AS % OF THE              TO
AMOUNT OF INVESTMENT                          OFFERING PRICE*    AMOUNT INVESTED       BROKERDEALERS
--------------------                          ---------------    ---------------       -------------
Under $50,000 ......................               5.75%               6.10%               5.00%
$50,000 but under $100,000 .........               4.50%               4.71%               3.75%
$100,000 but under $250,000 ........               3.50%               3.62%               2.75%
$250,000 but under $500,000 ........               2.50%               2.56%               2.00%
$500,000 but under $1 million ......               2.00%               2.04%               1.75%
$1 million but under $2 million ....               1.00%               1.01%               1.00%
$2 million .........................               0.00%               0.00%               0.50%

--------------------
*     Includes front-end sales load

SALES CHARGE REDUCTIONS AND WAIVERS -- CLASS A SHARES:

You may qualify for a reduced sales charge, or a waiver of sales charges, on purchases of Class A Shares. The requirements are described in the following paragraphs. To receive a reduction that you qualify for, you may have to provide additional information to your broker or other service agent. For more information about sales charge discounts and waivers, consult with your broker or other service provider.

1. VOLUME DISCOUNTS. In order to determine whether you qualify for a volume discount under the sales charge schedule above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age 21), your and their IRAs and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the foregoing accounts. You may base your eligibility on the current value of these holdings. Your broker may require you to document holdings from other accounts, which may include accounts at other brokers.

2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of the Fund and submit a Letter of Intent (the "Letter") to your broker or Gabelli & Company, Inc. (the "Distributor"), you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in
Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 or 403 of the Code that have established omnibus accounts with the Fund or an intermediary; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Fund's Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940 (the "1940 Act") which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

program which has been approved by the Fund's Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm.

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

      o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase

      o Class B Shares within approximately seventy-two months of buying them

      o     Class C Shares within approximately twelve months of buying them

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                           CLASS B SHARES
                YEARS SINCE PURCHASED                           CDSC
                ---------------------                      --------------
                First ..................................        5.00%
                Second .................................        4.00%
                Third ..................................        3.00%
                Fourth .................................        3.00%
                Fifth ..................................        2.00%
                Sixth ..................................        1.00%
                Seventh and thereafter .................        0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchase of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

      o redemptions and distributions from retirement plans made after the death or disability of a shareholder

      o minimum required distributions made from an IRA or other retirement plan account after you reach age 59 1/2

      o     involuntary redemptions made by the Fund


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

      o a distribution from a tax-deferred retirement plan after your retirement

      o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE -- CLASS B SHARES.

      o Class B Shares automatically convert to Class A Shares of the Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

      o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

      o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Board of Trustees may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty.

DISTRIBUTION PLAN.

The Fund has adopted plans under Rule 12b-1 (the "Plan") for Class A, Class B and Class C Shares of the Fund. Under these Plans, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                     CLASS A          CLASS B          CLASS C
                                     -------          -------          -------
Service Fees ................         0.25%            0.25%            0.25%
Distribution Fees ...........         None             0.75%            0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Fund's Distributor.

The broker-dealer or other financial intermediary will transmit a purchase order and payment to the Fund on your behalf. The Fund has authorized certain broker-dealers and financial intermediaries to act as its authorized designees in receiving purchase orders. Broker-dealers or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

      o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      BY MAIL                               BY PERSONAL DELIVERY
      -------                               --------------------
      THE GABELLI FUNDS                     THE GABELLI FUNDS
      P.O. BOX 8308                         C/O BFDS
      BOSTON, MA 02266-8308                 66 BROOKS DRIVE
                                            BRAINTREE, MA 02184

o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                  RE: NED DAVIS RESEARCH ASSET ALLOCATION FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its shares at the net asset value next determined after the Fund or, if applicable, its authorized designee receives your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares. See "Pricing of Fund Shares" for a description of the calculation of the net asset value of the shares.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information, may be rejected or placed on hold until the Fund verifies the account holder's identity.



Third Party Arrangements The Distributor and its affiliates utilize a portion of their assets which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. Subject to tax limitations and approval by the Board of Trustees the Fund pays out of assets other than 12b-1 payments a portion of these charges, representing savings of expenses the Fund would otherwise incur in maintaining shareholder accounts for those who invest in the Fund through these programs if they instead had invested directly in the Fund.

In addition to, or in lieu of, amounts paid to brokers, dealers or financial intermediaries as a re-allowance of a portion of the sales commission, the Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans) make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as incentive to sell share of the Fund and/or to promote retention of their customers' assets in the Funds. These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Funds' shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction purchasing, subaccounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Distributor or an affiliate may also provide non-cash compensation to broker/dealer firms or other financial intermediaries, in accordance with applicable rules of the National Association of Securities Dealers, Inc. ("NASD"), such as the reimbursement if travel, lodging and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualifying registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable NASD rules. In certain cases these other payments could be significant.

The Distributor negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently such payments range from [0.10% to 0.40%] per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.


                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Fund to suspend redemptions.


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                                                                              15
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The Fund  redeems  its shares at the net asset value next  determined  after the
Fund receives your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges". See "Pricing of Fund Shares" for a description of the calculation of net asset value.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage frequent short-term trading in Fund shares, the Fund has will impose a 2.00% redemption fee (short-term trading fee) Class A, Class B and Class C shares that are redeemed or exchanged within 60 days after the date of the purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or
(iv) shares were purchased through programs that the Adviser determines have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place. These programs include programs utilizing omnibus accounts.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose other conditions on exchange or purchases. The Fund monitors purchase and redemption activities to assist in minimizing short term trading.


REDEMPTIONS THROUGH INTERMEDIARIES: You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to the Fund on your behalf. The Fund has authorized certain broker-dealers and financial intermediaries to act as its authorized designees in receiving redemption orders. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund or, if applicable, its authorized designee receives the request. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.

In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee


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16

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from  financial  institutions  such as commercial  banks,  brokers,  dealers and savings associations. A notary public cannot provide a signature guarantee.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund or, if applicable, its authorized designee, will be effected at the net asset value next determined after the Fund or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

EXCHANGE OF SHARES

You can exchange shares of the Fund for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund. The Fund or any of the other funds may impose limitations on, or terminate the exchange privilege with respect to such fund or any investor at any time. In effecting an exchange:

            o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;

            o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

            o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of the exchange;

            o     you may realize a taxable gain or loss;

            o     you should read the  prospectus  of the fund whose  shares you
                  are   purchasing    through    exchange.    Call   800-GABELLI
                  (800-422-3554) to obtain the prospectus;

            o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.

      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.


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                                                                              17

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      o     EXCHANGE   THROUGH  THE   INTERNET.   You  may  also  give  exchange
            instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Advisor in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES


The net asset value per share is calculated separately for each class of shares of the Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. Net asset value per share of each class of the Fund is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. Portfolio securities for which market quotations are readily available are value at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Fund's Board of Trustees. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Fund's pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Fund's net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, the Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.

When a market price is not readily available, a portfolio security is valued at is fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund's pricing procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The values of a Fund's portfolio may change on days the Fund is closed and on which you are not able to purchase or sell you shares.



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18
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                           DIVIDENDS AND DISTRIBUTIONS


The price of Fund shares for the purposes of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.


The Fund intends to pay dividends quarterly and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of shares.

                                 TAX INFORMATION

                     [TO BE REVIEWED BY SKADDEN TAX COUNSEL]


The Fund intends to make a timely election to be taxed, and to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its net investment income (its investment company taxable income as defined in the Code without regard to the deduction for dividends paid) and its net capital gains (the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, which it distributes to you provided it meets certain distribution requirements. The Fund expects that its distributions will consist primarily of ordinary income and net realized long-term and short-term capital gain. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to Federal, state or local taxes. Dividends out of net investment income which include distributions of net realized short-term capital gains (i.e. gains from assets held by the Fund for one year or less) are generally taxable to individual shareholders as ordinary income. Distributions of net long-term capital gains are generally taxable to such shareholders at preferential long-term capital gain rates. An exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares and purchase of the other fund shares. Any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a Federal withholding tax.

This summary of tax consequences is intended for general information only. A more detailed discussion of the tax rules applicable to the Fund can be found in the SAI which is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


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                                                                              19

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                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund since it began. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the designated class of shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.



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20

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                                                                              21

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                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------


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22
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                                                                              23

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                            NED DAVIS RESEARCH FUNDS
                    NED DAVIS RESEARCH ASSET ALLOCATION FUND
                              CLASS A, B, C SHARES

================================================================================

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders, when they become available, will contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                            Ned Davis Research Funds
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o     Free  from  the Fund's website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by calling 202-942-8090.

      o Free from the EDGAR Database on the Commission's website at http://www.sec.gov.

(Investment Company Act File No. 811-21292)


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24

                            NED DAVIS RESEARCH FUNDS
                    NED DAVIS RESEARCH ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                               FAX: 1-914-921-5118
                            INTERNET: WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)


             ------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
             ------------------------------------------------------

                                TABLE OF CONTENTS


INVESTMENT AND PERFORMANCE SUMMARY ......................................      2

INVESTMENT AND RISK INFORMATION .........................................      4

MANAGEMENT OF THE FUND ..................................................      8

  Classes of Shares .....................................................      9

  Purchase of Shares ....................................................      9

  Redemption of Shares ..................................................     12

  Exchange of Shares ....................................................     14

  Pricing of Fund Shares ................................................     15

  Dividends and Distributions ...........................................     16

  Tax Information .......................................................     16

  Mailings to Shareholders ..............................................     17

FINANCIAL HIGHLIGHTS ....................................................     18



NED DAVIS
RESEARCH
ASSET
ALLOCATION
FUND

CLASS AAA SHARES

CLASS I SHARES


PROSPECTUS
MAY 1, 2005


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY

Ned Davis Asset Allocation Fund (the "Fund") is a series of Ned Davis Research Funds (the "Trust").

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide capital appreciation as its primary objective. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund follows a flexible asset allocation strategy that shifts among a stock portion and a fixed income portion. The stock portion invests principally in equity securities identified by the equity selection ranking system of Ned Davis Research, Inc. (the "Sub-Adviser") which seeks to identify those equity securities for which sector and industry relative price performance trends are strongest and for which there is significant relative earnings growth of the business. The fixed income portion invests principally in U.S. Treasury bonds, U.S. Government agency and U.S. Government sponsored enterprise securities and Government National Mortgage Association ("GNMA") mortgage-backed securities with the objective of exceeding, through statistical modeling, the performance of the Lehman Brothers Long-Term U.S. Government Bond Index. The Sub-Adviser bases its allocation decisions to a significant extent on an historically based quantitative model that measures the relative total return ratio of the Standard & Poor's 500 Index and the Lehman Brothers Long Term U.S. Government Bond Index. The Sub-Adviser generally reassesses allocation determinations on a weekly basis. Under normal circumstances, the model will usually recommend equity security allocations of 40% to 85% of the Fund's portfolio, with the remainder allocated primarily to the fixed income portion. However, the Sub-Adviser may allocate 0% to 100% of the Fund's assets to either equity or fixed income securities. Using this approach the Sub-Adviser will seek to achieve returns greater than the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index, while controlling overall portfolio risk.


PRINCIPAL RISKS:

The Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about the value of a particular company's stock is incorrect so that the perceived value of such stock is not realized by the market or the price of the Fund's portfolio securities declines. Debt securities are subject to interest rate and credit risk. When interest rates rise, the value of the portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, investing in certain types of debt securities involves pre-payment risk. Pre-payment risk is the risk that the Fund may experience losses or an inability to reinvest at the same interest rate when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invest in the Fund.


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital and current income

      o you want participation in market growth with some emphasis on preserving assets in "down" markets

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you seek stability of principal more than growth of capital

      o     you seek an aggressive growth of capital strategy

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Ned Davis Research Allocation Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compare to those of a broad-based securities market index. Class AAA and Class I Shares commenced operations on March 31, 2003. Performance for Class AAA Shares is shown in the bar chart below. Each class of the Fund's shares are invested in the same portfolio securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the Classes differ. Average annual total returns have not been adjusted to reflect differences in service and distribution fees. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


  NED DAVIS RESEARCH ASSET ALLOCATION FUND (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


2004            XX.XX%

During the periods shown in the bar chart, the highest return for a quarter was [--%] (quarter ended ____________) and the lowest return for a quarter was [--%] (quarter ended _________________).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


       AVERAGE ANNUAL TOTAL RETURNS                    PAST          SINCE
(FOR THE PERIODS ENDED DECEMBER 31, 2004)            ONE YEAR   MARCH 31, 2003*
-----------------------------------------            --------   ---------------
Class AAA Shares
      Return Before Taxes ...............               --%           --%
      Return After Taxes on Distributions               --%           --%
      Return After Taxes on Distributions
        and Sale of Fund Shares .........               --%           --%
Class I Shares
      Return Before Taxes ...............               --%           --%
------------------------
*     From March 31, 2003, the date the Fund commenced investment operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use a capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                             CLASS AAA          CLASS I
                                                               SHARES           SHARES
                                                               ------           ------
SHAREHOLDER FEES
   (fees paid directly from your investment):
Maximum Sales Charge (Load) on purchases
   (as a percentage of offering price) ..............            None             None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price) ............            None             None
REDEMPTION FEE
   (as a percentage of amount redeemed for shares
   held less than 60 days payable to the Fund) ......            2.00%            2.00%
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees .....................................            1.00%            1.00%
Distribution and Service (Rule 12b-1) Expenses ......            0.25%            None
Other Expenses (1) ..................................              --               --
                                                                 ----             ----
Total Annual Fund Operating Expenses ................              --               --
                                                                 ====
Fee Waiver and/or Expense Reimbursement (2) .........              --               --
Net Annual Fund Operating Expenses (2) ..............              --               --

------------------------
(1)   Annualized.



--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------


(2) Effective May 1, 2004 the Adviser contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at 2.50% and 2.25% on an annualized basis for Class AAA shares and Class I shares, respectively. This arrangement will terminate on May 1, 2005. For the period from the Fund's commencement of operations on March 31, 2003 through April 30, 2004, the Adviser waived its investment advisory fee and/or reimbursed expenses to the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00% and 1.75% of average daily net assets for Class AAA and Class I Shares, respectively. For the period from May 1, 2004 through April 30, 2005, the Adviser waived its investment advisory fee and/or reimbursed expenses to the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.50% and 2.25% of average daily net assets for Class AAA and Class I Shares, respectively. In addition, the Fund has agreed, during the three-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% and 1.75% (2.50% and 2.25% with respect to amounts waived or reimbursed after May 1, 2004) on an annualized basis for Class AAA shares and Class I shares, respectively.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                                   ------      -------    -------      --------
Class AAA Shares ...............     --          --          --          --
Class I Shares .................     --          --          --          --


                         INVESTMENT AND RISK INFORMATION

This Fund follows a flexible asset allocation strategy that shifts among a stock portion and a fixed income portion. The stock portion invests principally in equity securities identified by the Sub-Adviser's equity selection ranking system. The fixed income portion invests principally in U.S. Treasury bonds, U.S. Government agency and U.S. Government sponsored enterprise securities and GNMA mortgage-backed securities with the objective of exceeding, through statistical modeling, the performance of the Lehman Brothers Long-Term U.S. Government Bond Index. The Sub-Adviser bases its allocation decisions to a significant extent on an historically based quantitative model that measures the relative total return of the Standard & Poor's 500 Index and the Lehman Brothers Long-Term U.S. Government Bond Index. The Sub-Adviser generally reassesses allocation determinations on a weekly basis. Under normal circumstances, the model will usually recommend equity security allocations of 40% to 85% of the Fund's portfolio, with the remainder allocated primarily to the fixed income portion. However, the Sub-Adviser may allocate 0% to 100% of the Fund's assets to either equity or fixed income securities. Using this approach the Sub-Advisor will seek to achieve returns greater than the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index, while controlling overall portfolio risk.

For its equity portion, the Fund generally seeks to acquire equity securities of issuers included in the Sub-Adviser's Research Universe, which includes all common stocks comprising the Standard & Poor's 500 Composite Index(TM), the Standard & Poor's 400 Midcap Index(TM), the Russell 1000 Index(TM), selected common stocks from the Russell 2000 Index(TM) and selected U.S. dollar-denominated American Depository Receipts, American Depository Shares and Global Depositary Receipts. The Fund seeks to buy those equity securities, identified by the Sub-Adviser's equity selection ranking system, for which sector and industry relative price performance trends are strongest and for which there is significant relative earnings growth of the business. The Fund may invest up to 25% of its assets in foreign securities (other than ADRs). The Fund may sell individual equity securities when, based on sector and industry trends, earnings meas-


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ures, relative valuation or relative price performance, they no longer appear attractive to the Sub-Adviser. The Fund may hold a common stock or add to or reduce holdings of a common stock, as appropriate, without any limitation as to holding period (time period held) and without limitation as to the frequency or amount of additions or deletions. The Fund may also create short positions of securities, which in the aggregate will not exceed 50% of any class of securities of an issuer, when the Sub-Adviser believes that such securities will experience poor relative performance.

For its fixed income portion, the Fund generally uses long-term (10-30 year maturities) U.S. Treasury, U.S. Government agency and Government-sponsored entity securities, GMNA mortgage-backed securities and cash. Under normal circumstances, cash is not expected to exceed 10% of the Fund's portfolio. For these cash investments, the Fund uses U.S. Treasury bills, U.S. Government agency, and U.S. Government sponsored enterprise securities, commercial paper and demand notes.

The Fund may use financial futures contracts and options on these contracts such as those on stock indices to adjust the Fund's exposure to different asset classes or to maintain exposure to stocks and fixed income securities while maintaining a balance in cash for liquidity management or investment purposes. The Fund may also use these instruments to reduce the risk of adverse price movements when investing Fund inflows to facilitate trading and to reduce transaction costs. The Fund may also invest in exchange-traded index-based mutual funds to a limited extent for purposes similar to those applicable to the use of financial futures contracts and options thereon.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goals.

Investing in the Fund involves the following risks:

      o FUND AND MANAGEMENT RISK. If the Sub-Adviser is incorrect in its allocation of assets or in its assessment of the values of the securities it holds, then the value of the Fund's shares may decline. The Fund could also fail to meet its investment objective. When you sell Fund shares, they may be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

      o EQUITY RISK. A principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances. When the Fund holds equity securities, it only has rights to the value in the company after all its debts have been paid, and it could lose its entire investment in a company that encounters financial difficulty.

      o INTEREST RATE, MATURITY AND CREDIT RISK. When interest rates decline, the value of the Fund's debt securities generally rises. Conversely, when interest rates rise, the value of the Fund's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

      o PRE-PAYMENT RISK. The Fund may experience losses or an inability to reinvest at the same interest rate when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining


--------------------------------------------------------------------------------
6
            interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

      o SMALL CAPITALIZATION COMPANY RISK. Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Small capitalization companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small capitalization company stock prices tend to rise and fall in value more than other stocks.

      o SHORT SALES RISK. The principal risk of short selling is that the price of the security sold short may increase rather than decline. This risk occurs because when the Fund sells short (that is, sells a security it does not own), it must borrow the security it is selling in order to make delivery to the buyer and must replace the borrowed security when it wishes to terminate its short sale by purchasing the security at the market price at that time. If the underlying security has gone up in price during the period the Fund had the short sale in place, the Fund will realize a loss on the transaction.

      o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

            o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.

            o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

            o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

            o Foreign markets may be less liquid and more volatile than U.S. markets.

            o Foreign securities often trade in currencies other than the U.S. dollar, and the Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund's foreign currency holdings.

            o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

The Fund's investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

      o     DERIVATIVES  RISK.  The  Fund  may  invest  in  complex   derivative
            instruments that seek to modify or replace the investment performance of particular securities, commodities, currencies, interest rates, indices or markets. The Fund may also use derivatives for hedging purposes. Derivative instruments generally have counterparty risk and may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor. These investments are subject to additional risks that can result in a loss of all or part of an investment, in particular, interest rate and credit risk volatility, world and local market price and demand, and general economic factors and activity. Derivatives may have very high leverage embedded in them which can substantially magnify market movements and result in losses greater than the amount of the investment. Some of the markets in which the Fund may effect derivative transactions are "over-the-counter" or "interdealer" markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange-based" markets. This may expose the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty. Delays in settlement may also result from disputes over the terms of the contract (whether or not bona fide) since such markets may lack the established rules and procedures for swift settlement of disputes among market participants found in "exchange-based" markets. These factors may cause the Fund to suffer a loss due to adverse market movements while replacement transactions are executed. Such "counterparty risk" is present in all swaps, and is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.

      o PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund may be significantly higher than that of other mutual funds with similar investment objectives due to the frequent transactions aimed at maximizing total return before taxes. This higher portfolio turnover rate generates higher transaction expenses and could lead to higher distributable net investment income or realization of short-term capital gains which are taxable at ordinary income tax rates. The Fund seeks to generate gains in total return that more than offset the added transaction expenses, but there can be no assurance that the Fund will be successful or that total return will not be adversely affected by the Fund's high turnover rate.


PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's Statement of Additional Information.


                             MANAGEMENT OF THE FUND

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser supervises the Sub-Adviser and performs administrative services for the Fund under the general supervision of the Fund's Board of Trustees. The Adviser manages other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

As compensation for its services and the related expenses borne by the Adviser, the Fund is contractually obligated to pay the Adviser a fee equal to 1.00% per year of the value of the Fund's average daily net assets.


Effective May 1, 2004, the Adviser contractutally agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at 2.50% and 2.25% for Class AAA shares and Class I shares, respectively. This arrangement will continue until May 1, 2005, after which no reimbursement will be made.

In addition, during the three year period following any waiver or reimbursement by the Adviser, the Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating
Expenses would not exceed 2.50% and 2.25% with respect to amounts waived or reimbursed on an annualized basis for Class AAA shares and Class I shares, respectively.

INVESTMENT SUB-ADVISER. Ned Davis Research, Inc. ("NDR") or the "Sub-Adviser" is the investment sub-adviser for the Fund. NDR is located at 600 Bird Bay Drive West, Venice, Florida 34292. Nathan E. Davis is chief executive officer of NDR. NDR is a global provider of institutional investment research sold exclusively through its affiliate, Davis, Mendel & Regenstein, Inc., a broker-dealer based in Atlanta, Georgia. NDR, a registered investment adviser under the Investment Advisers Act of 1940, managed on a discretionary basis approximately [$245] million in assets as of December 31, 2004.


NDR manages the Fund's investment portfolio, determining which securities or other investments to buy and sell, selecting brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, NDR will follow the Adviser's policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Adviser will pay NDR monthly compensation in the form of an investment sub-advisory fee. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.30% of the first $500 million and 0.35% of average daily net assets in excess of $500 million.


No single person or persons acts as portfolio manager(s) for the Fund. All investment decisions for the Fund are made by an investment management team of NDR.



The principal members of the investment management team are as follows:

Lance Stonecypher, CFA, is Ned Davis Research's Senior Equity Sector Strategist and Managing Director of Equity Selection Services. Since joining the firm in 1986, Lance has held a number of other positions including Director of Research and Director of Custom Research Services. Mr. Stonecypher co-manages the Fund and his responsibilities include asset allocation and equity selection decisions, research modeling and recommendations for sector, industry and stock selection and trade review and authorization.

Geoffrey P. Raymond, CFA, is the Managing Director of Investment Management and has been with the Ned Davis Research Group since 1996. He has 36 years of investment research and management experience, which includes 9 years as a senior supervisory equity analyst and 7 years in portfolio management. While at Ned Davis Research Group, he has served as Chief Executive Officer, Chief Operating Officer, a Member of the NDRG Management Committee and a Senior Client Research Consultant. Mr. Raymond co-manages the Fund and his responsibilities include asset allocation, trade management, client accounting and performance monitoring and marketing.

Richard J. Sprague has been a Senior Equity Selection Analyst with Ned Davis Research, Inc. since 2000, and was a Trader from 2004 through 2005. Mr. Sprague's primary responsibilities include the research, development, testing and implementation of NDR's quantitative ranking systems including the Small-Cap, Europe and Industry Watch Focus Ranks. Amy Lubas, CFA, a Senior Equity Selection Analyst, primarily works with Mr. Stonecypher in developing the firm's equity selection service. Ms. Lubas has been with the firm since 2004. Prior to joining Ned Davis

Research, Inc., Ms. Lubas was a Senior Analyst with State Street Research and Management from 2000 to 2004, where she provided investment recommendations on stocks within the technology sector to portfolio managers, and helped manage the firm's Analyst Fund. Ms. Lubas is responsible for sector, industry and stock selection reviews and recommendations.

The  Fund's  SAI  provides  additional   information  about  the  team  member's
compensation, other accounts managed and ownership of the securities in the Fund.

The Fund's  semi-annual  report to  shareholders  for the period ending June 30,
2005  will  contain  a  discussion  of the  basis  of  the  Board  of  Trustees'
determination regarding whether to continue the investment advisory and sub-advisory arrangements as described above.


                                CLASSES OF SHARES

Two classes of the Fund's shares are offered in this prospectus -- Class AAA Shares and Class I Shares. You may purchase Class I Shares if you are an institution that makes an initial investment of at least $500,000 for yourself or your advisory clients and if you purchase shares directly through the Distributor or brokers that have entered into selling agreements with the Distributor specifically with respect to Class I Shares.

DISTRIBUTION PLAN.

The Fund has adopted a plan under Rule 12b-1 (the "Plan") for the Class AAA Shares. Under the Plan, the Fund may use its assets to finance activities relating to the sale of its shares.


For the Class AAA Shares covered by this Prospectus, the Rule 12b-1 fees shall be 0.25% of the Class A Shares average daily net assets.



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                                                                               9
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Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going  basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                               PURCHASE OF SHARES

HOW TO PURCHASE SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase Class AAA or Class I Shares through the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into selling agreements with the Fund's Distributor specifically with respect to Class AAA Shares. The Fund has authorized certain broker-dealers that have entered into selling agreements with the Fund's Distributor to act as its designees in receiving purchase orders.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "Ned Davis Research Asset Allocation Fund" to:

            BY MAIL                             BY PERSONAL DELIVERY
            -------                             --------------------
            THE GABELLI FUNDS                   THE GABELLI FUNDS
            P.O. BOX 8308                       C/O BFDS
            BOSTON, MA 02266-8308               66 BROOKS DRIVE
                                                BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                       RE: NED DAVIS ASSET ALLOCATION FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its Class AAA Shares and Class I Shares at the net asset value next determined after the Fund or, if applicable, its authorized designee, receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000 for Class AAA Shares. See "Retirement Plans" and "Automatic Investment Plan" under "Additional Purchase Information for Class AAA Shares" below regarding minimum investment amounts applicable to such plans.

Your minimum initial investment for Class I Shares is $500,000. The minimum initial investment for Class I Shares is waived for:


      o     Investment   advisory  affiliates  of  the  Adviser  or  sub-adviser
            purchasing shares for the accounts of their investment advisory clients.



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      o     Employee benefit plans with assets of at least $50 million.

      o A Director or Trustee of any mutual fund advised or administered by the Adviser or Sub-Adviser or its affiliates, or employees of the Adviser or Sub-Adviser their respective affiliates, their spouses and minor children.

There is no minimum for  subsequent  investments  for either Class AAA Shares or
Class  I  Shares.   Broker-dealers   may  have  different   minimum   investment
requirements.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the actual holder's identity.

ADDITIONAL PURCHASE INFORMATION FOR CLASS AAA SHARES

RETIREMENT PLANS/EDUCATION PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings plans for investment in Class AAA Shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment for Class AAA Shares in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan for Class AAA Shares. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional Class AAA Shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment in Class AAA Shares. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.


THIRD PARTY ARRANGEMENTS. The Distributor and its affiliates utilize a portion of their assets which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. Subject to tax limitations and approval by the Board of Trustees the Fund pays out of assets other than 12b-1 payments a portion of these charges, representing savings of expenses the Fund would otherwise incur in maintaining shareholder accounts for those who invest in the Fund through these programs if they instead had invested directly in the Fund.



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                                                                              11
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In addition  to, or in lieu of,  amounts  paid to brokers,  dealers or financial intermediaries as a re-allowance of a portion of the sales commission, the Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans) make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as incentive to sell share of the Fund and/or to promote retention of their customers' assets in the Funds. These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Funds' shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the
Funds  or  to  shareholders  in  the  Funds,   including  (without   limitation)
shareholder servicing, transaction purchasing, subaccounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Distributor or an affiliate may also provide non-cash compensation to broker/dealer firms or other financial intermediaries, in accordance with applicable rules of the National Association of Securities Dealers, Inc. ("NASD"), such as the reimbursement if travel, lodging and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualifying registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable NASD rules. In certain cases these other payments could be significant.

The Distributor negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently such payments range from 0.10% to 0.40% per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.


                              REDEMPTION OF SHARES

HOW TO REDEEM SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Fund to suspend redemptions. The Fund has authorized certain broker-dealers as its designees for receiving redemption orders.


The Fund redeems its shares at the net asset value next determined after the Fund or, if applicable, its authorized designee receives your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.



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12
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The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage frequent short-term trading in Fund shares, the Fund has will impose a 2.00% redemption fee (short-term trading fee) on Class AAA and Class I shares that are redeemed or exchanged within 60 days after the date of the purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or
(iv) shares were purchased through programs that the Adviser determines have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place. These programs include programs utilizing omnibus accounts.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose other conditions on exchange or purchases. The Fund monitors purchase and redemption activities to assist in minimizing short term trading.



You may redeem shares directly from the Fund through the Fund's transfer agent or through your broker-dealer.

      o     BY LETTER. You may mail a letter requesting redemption of shares to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872- 5365 (617-328-5000 from outside the
            United States) or visiting our website at www.gabelli.com. However,


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                                                                              13
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      YOU MAY NOT REDEEM  SHARES HELD  THROUGH AN IRA BY  INTERNET.  IRA holders should consult a tax adviser concerning tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after
      following   reasonable   procedures   to  protect   against   unauthorized
      transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures that State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

            1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

            2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

ADDITIONAL REDEMPTION INFORMATION FOR CLASS AAA SHARES

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem Class AAA Shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates. The Fund or any of the other funds may impose limitations on, or terminate the exchange privilege with respect to such fund or any investor at any time.


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14
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In effecting an exchange:

      o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;

      o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

      o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

      o     you may realize a taxable gain or loss;

      o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) to obtain the prospectus.

You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a registered broker-dealer.

      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

            You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The net asset value per share for each class of shares of the Fund is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. Net asset value per share of each class of the Fund is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. Portfolio securities for which market quotations are readily available are value at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Fund's Board of Trustees. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Fund's pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited



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                                                                              15
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trading  activity  has  occurred for a period of time,  or  securities  that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Fund's net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, the Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.

When a market price is not readily available, a portfolio security is valued at is fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund's pricing procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The values of a Fund's portfolio may change on days the Fund is closed and on which you are not able to purchase or sell you shares.


The price of Fund shares for the purposes of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay quarterly dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of shares.


                                 TAX INFORMATION


The Fund intends to make a timely election to be taxed, and to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its net investment income (its investment company taxable income as defined in the Code without regard to the deduction for dividends paid) and its net capital gains (the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, which it distributes to you provided it meets certain distribution requirements. The Fund expects that its distributions will consist primarily of ordinary income and net realized long-term and short-term capital gain. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of


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the Fund, generally will be subject to Federal,  state or local taxes. Dividends out of net investment income which include distributions of net realized short-term capital gains (i.e. gains from assets held by the Fund for one year or less) are generally taxable to individual shareholders as ordinary income. Distributions of net long-term capital gains are generally taxable to such shareholders at preferential long-term capital gain rates. An exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares and purchase of the other fund shares. Any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a Federal withholding tax.

This summary of tax consequences is intended for general information only. A more detailed discussion of the tax rules applicable to the Fund can be found in the SAI which is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


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                                                                              17

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund since it began. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the designated class of shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.

Selected data for a share of capital stock outstanding throughout the period:


--------------------------------------------------------------------------------
18

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--------------------------------------------------------------------------------

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as amended. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

      o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

      o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------


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                                                                              19

--------------------------------------------------------------------------------

                            NED DAVIS RESEARCH FUNDS
                    NED DAVIS RESEARCH ASSET ALLOCATION FUND
                          CLASS AAA AND CLASS I SHARES

================================================================================

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders, when they become available, will contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                            Ned Davis Research Funds
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o     Free  from  the Fund's website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by calling 202-942-8090.

      o Free from the EDGAR Database on the Commission's website at http://www.sec.gov.

(Investment Company Act File No. 811-21292)


--------------------------------------------------------------------------------
20

                            NED DAVIS RESEARCH FUNDS

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2005

This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Ned Davis Research Asset Allocation Fund (the "Fund"), which is a series of Ned Davis Research Funds, a Delaware Statutory Trust (the "Trust"). This SAI should be read in conjunction with the Prospectuses for Class A, Class B and Class C Shares, Class AAA Shares and Class I (Institutional) Shares, each dated May 1, 2005. For a free copy of the Prospectuses, please contact the Fund at the address, telephone number or Internet Web site printed below.

                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 WWW.GABELLI.COM

GENERAL INFORMATION.........................................................2

INVESTMENT STRATEGIES AND RISKS.............................................2

INVESTMENT RESTRICTIONS....................................................21

PORTFOLIO HOLDINGS.........................................................22

TRUSTEES AND OFFICERS......................................................23

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.................................29

SERVICE PROVIDERS..........................................................32

DISTRIBUTION PLANS.........................................................39

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................40

PURCHASE AND REDEMPTION OF SHARES..........................................43

DETERMINATION OF NET ASSET VALUE...........................................44

DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................45

INVESTMENT PERFORMANCE INFORMATION.........................................50

DESCRIPTION OF THE FUND'S SHARES...........................................50

FINANCIAL STATEMENTS.......................................................52

APPENDIX ..................................................................53

                               GENERAL INFORMATION

The Trust is a diversified, open-end, management investment company organized under the laws of the State of Delaware on January 30, 2003 as "Q Research Funds". On March 21, 2003 the Fund was re-named "Ned Davis Research Funds". The Fund is a series of the Trust and commenced investment operations March 31, 2003.

                         INVESTMENT STRATEGIES AND RISKS

The Fund's Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies.

EQUITY SECURITIES

Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk.

U.S. GOVERNMENT SECURITIES

Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA), by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

BORROWING

The Fund may borrow money, including borrowing for investment purposes or "leverage" in an amount up to 33-1/3% of the Fund's total assets. The Fund may borrow an additional amount equal to 5% of its total assets for temporary, emergency purposes. While leverage presents opportunities for increasing the Fund's total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the net asset value of the Fund will decrease. Additionally, any event that adversely affects the value of an investment by the Fund would be magnified to the extent the Fund is leveraged. The cumulative effect of the use of leverage by the Fund in a market that moves adversely to the Fund's investments could result in a substantial loss to the Fund which would be greater than if the Fund were not leveraged. Although the Fund may use leverage, the Sub-Adviser has no present intention to do so.

BANK OBLIGATIONS

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits and certificates of deposit generally will be held by the Fund in amounts that will not entitle the Fund to substantial benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

COMMERCIAL PAPER

Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.

CORPORATE DEBT SECURITIES

The Fund's investments in corporate debt may include U.S. dollar or foreign currency-denominated corporate bonds, debentures, notes and other similar corporate debt instruments of domestic and foreign issuers, which meet the minimum ratings and maturity criteria established for the Fund under the direction of the Board of Trustees or, if unrated, are in the Sub-Adviser's opinion comparable in quality to rated corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations in which the Fund may invest may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies, to the prices of one or more commodities or to movements in a securities or other market index.

LOWER RATED SECURITIES

Up to 5% of the total assets of the Fund may be invested in bonds rated below investment grade. Debt securities rated lower than investment grade involve much greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. They are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. In this connection, there have been recent instances of such defaults and bankruptcies which were not foreseen by the financial and investment communities. The lower quality and unrated obligations in which the Fund may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by large uncertainties or major risk exposures to adverse conditions. The value of such obligations may be more susceptible to real and perceived adverse economic or industry conditions than is the case of higher rated securities. The Fund is dependent on the Sub-Adviser's judgment, analysis and experience in the evaluation of high yield obligations. In evaluating the creditworthiness of a particular issue, whether rated or unrated, the Sub-Adviser will normally take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, the ability of the issuer's management and regulatory matters. The Sub-Adviser will attempt to reduce the risks of investing in lower rated or unrated obligations through active portfolio management, diversification, credit analysis and attention to current development and trends in the economy and the financial markets. The Fund will also take such action, as they consider appropriate in the event of anticipated financial difficulties, default or bankruptcy of the issuers of any such obligation.

ZERO COUPON AND PAYMENT IN KIND SECURITIES

The Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK securities"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately a third of the bond's term to maturity. PIK securities are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. The Fund will accrue income on such investments based on an effective interest method, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. As a result, the Fund may have to sell securities at a time when it may be disadvantageous to do so.

REAL ESTATE INVESTMENT SECURITIES ("REITS")

A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. The Fund may invest in REITs and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development or companies whose financial prospects are deemed by the Sub-Adviser to be real estate oriented and consistent with the Fund's investment objectives. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Fund will not invest directly in real estate, the Fund may invest in securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds;
overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

MORTGAGE-RELATED SECURITIES

Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline and generally may also increase the inherent volatility of the mortgage-related security by effectively converting short-term debt instruments into long-term debt instruments; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by
GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized   Mortgage  Obligations  ("CMOs")  are  hybrid  instruments  with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity and principal payment schedule. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "Investment Restrictions" below.

ASSET-BACKED SECURITIES

Asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of receivables such as motor vehicle retail installment sales contracts. Payments of principal and interest on these receivables are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust or by the existence of a subordinated class of securities. Underlying receivables are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on ABSs if the full amounts due on underlying receivables are not realized by the trust.

FOREIGN SECURITIES

The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund's performance.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor.

DEPOSITARY RECEIPTS

Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADR"), Global Depositary Receipts ("GDRs") and other types of Depositary
Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that sponsored ADRs may be deemed to be issued by a U.S. issuer and are not included for the purposes of the Fund's 25% limit on investment in foreign securities.

DERIVATIVES, CURRENCY AND RELATED TRANSACTIONS

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic

Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's fixed income portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to initial margin on instruments regulated by the Commodity Futures Trading Commission ("CFTC") in Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The Fund's ability to benefit from these Strategic Transactions will depend on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Purchase of put and call options may result in losses to the Fund or limit the amount of appreciation the Fund can realize on its investments. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a Fund's assets in special accounts or in the Fund's records, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below regarding exchange listed options uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO").

If the Fund sells (i.e., issues) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or will increase the Fund's income. The sale of put options can also provide income.

All calls sold by the Fund must either be "covered" (i.e., the Fund must own the securities or futures contract subject to the calls) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management, for risk management purposes and, to a limited extent, for speculative purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon used for speculative purposes would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Adviser.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated linked currencies. For example, if the Sub-Adviser considers that the Hong Kong dollar is linked to the Euro, and a Fund holds securities denominated in Hong Kong dollars and the Sub- Adviser believes that the value of such dollars will decline against the U.S. dollar, the Sub-Adviser may cause the Fund to enter into a contract to sell Euro and buy U.S. dollars.

RISKS OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time when a Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Sub-Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Sub-Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

EURODOLLAR INSTRUMENTS. The Fund may make investments in instruments that are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are often linked.

RISKS OF STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors; (ii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (iv) lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid assets with its custodian or in the Fund's records to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Liquid assets include equity and debt securities so long as they are readily marketable. The Adviser and the Sub-Adviser, subject to oversight by the Board of Trustees, are responsible for determining and monitoring the liquidity of securities in segregated accounts on a daily basis. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated account may consist of notations on the books of the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund either to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund either to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid assets equal to the exercise price.

A forward currency contract which obligates the Fund to buy or sell currency will generally require the Fund either to hold an amount of that currency or securities denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligations unless the contract is entered into to facilitate the purchase or sale of a security denominated in a particular currency or for hedging currency risks of one or more of the Fund's portfolio investments.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed options, will generally provide for cash settlement. As a result, when the Fund sells these instruments, the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the seller will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors, and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. In the case of portfolio securities which are loaned, collateral values of the loaned securities will be continuously maintained at not less than 100% by "marking to market" daily. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

SHORT SALES

The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security may decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale, if, after giving effect to such sale, the Fund's aggregate short sales of a particular class of securities exceeds 50% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

UNSEASONED COMPANIES

The Fund may invest in securities of unseasoned companies which may have more limited liquidity, more speculative prospects and greater price volatility than other securities.

OTHER INVESTMENT COMPANIES

The Fund may invest up to 10% of its total assets in other registered investment companies (not more than 5% of its total assets may be invested in any one series of any registered investment company and it may not invest in more than 3% of the voting securities of any one series of any registered investment company).

WARRANTS AND RIGHTS

The Fund may invest in warrants or rights which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will either segregate with its Custodian or in its record (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in securities the markets for which are illiquid. Illiquid securities include most of the securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet certain creditworthiness standards. The Adviser and Sub-Adviser will monitor the continued creditworthiness institutions, subject to the supervision of the Fund's Board of Trustees. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked-to-market daily. Such agreements permit a Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's Custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Fund will not enter into repurchase agreements of a duration of more than seven days if taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage described under "Risks--Leverage" since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund designates liquid instruments on its books and records, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not designate liquid instruments on its books and records, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

LOANS OF PORTFOLIO SECURITIES

To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan; and (4) the Fund is able to exercise all voting rights with respect to the loaned securities.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary defensive purposes the Fund may invest up to 100% of its assets in nonconvertible fixed income securities or high quality money market instruments.



PORTFOLIO TURNOVER

The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The Fund's portfolio turnover for the fiscal period from January 1, 2004 through December 31, 2004 was 502%. The high turnover rate was a result of the high volume of portfolio transactions due to changes in asset allocations between stocks and fixed income securities.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities and other instruments purchased or securities sold by the average monthly value of securities and other instruments owned during the year (excluding securities and other instruments whose maturities at acquisition were one year or less).



                             INVESTMENT RESTRICTIONS


The Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of a majority of the Fund's shareholders (defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are represented in person or by proxy, or (2) more than 50% of the Fund is outstanding shares.). All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. Under such restrictions, the Fund may not:


         (1) with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities) or invest in more than 10% of the outstanding voting securities of any one issuer;

         (2) invest 25% or more of the value of its total assets in any one industry;

         (3) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

         (4) make loans of money or property to any person, except through loans of portfolio assets, the purchase of debt instruments or the acquisition of assets subject to repurchase agreements;

         (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

         (6) invest for the purpose of exercising day-to-day operating control over management of any company;

         (7) purchase real estate or interests therein, which does not include securities or other instruments issued by companies that invest primarily in real estate; or

         (8) purchase or sell commodities or commodity contracts or invest in any oil, gas or mineral interests except in each case to the extent the Fund would not be required to register as a commodity pool.



                               PORTFOLIO HOLDINGS

     Employees of Ned Davis Research Fund (the "Sub-Adviser") and Gabelli Funds, LLC (the "Adviser") and its affiliates will often have access to information concerning the portfolio holdings of the Fund. The Fund, the Adviser and the Sub-Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Funds' portfolio holdings as well as portfolio trading activity of the Sub-Adviser with respect to the Fund (collectively, "Portfolio Holdings Information"). In addition, the Fund, the Sub-Adviser and the Adviser have adopted policies and procedures that provide that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available generally to the public by posting on the Fund's Website or filed as part of a required filing on Form N-Q or N-CSR, or (b) provided to a third party for legitimate business or regulatory purposes, as described below. These policies further provide that no officer of the Fund, or employee of the Adviser or Sub-Advisor may communicate with the media about the Portfolios without obtaining the advance consent of the Adviser's or Sub-Adviser's Chief Executive Officer, Chief Operating Officer or General Counsel.

     Under the foregoing policies, the Fund currently may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data).

           (1) To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Fund;

           (2) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential;

           (3) To service providers of the Fund, including its administrator, transfer agent, Custodian, and independent registered public accounting firm as is necessary for the performance of their services to the Funds and to the Board of Trustees of the Trust;

           (4) To firms providing proxy voting and other proxy services provided such entity has agreed to keep such data confidential;

           (5) To certain broker dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker dealer or financial intermediary to agree to keep such information confidential and is further subject to prior approval of the Chief Compliance Officer of the Fund.

           (6) To consultants for purposes of performing analysis of the Portfolios which analysis (but not the Portfolio Holdings Information) may be used by the consultant with its clients or disseminated to the public, provided that such consultant shall have agreed to keep such information confidential.

Subject to the Fund's policies described in item 2 above, the following entities receive information about the portfolio holdings including information derived from the portfolio:

         (1) Lipper, Inc. receives information derived from the portfolio monthly, with a one (1) day lag, and

         (2) Investment Company Institute receives information derived from the portfolio monthly, with up to a ten (10) business day lag.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Fund that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Trust, the Adviser nor the Sub-Adviser, nor any of its affiliates shall accept on behalf of itself, its affiliates or Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of the investment company. The Board of Trustees shall review such arrangements annually with the Funds' Chief Compliance Officer.



                              TRUSTEES AND OFFICERS

Under Delaware law, the Trust's Board of Trustees is responsible for establishing the Trust's policies and for overseeing the management of the Trust. The Board also elects the Trust's officers who conduct the daily business of the Fund. The Board of Trustees has two standing committees: the Audit Committee and the Nominating Committee. The Trustees and executive officers of the Trust, their ages and their principal business occupations during the last five years, and their affiliations, if any, with the Adviser or Sub-Adviser, are set forth below. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York 10580-1422.

                          TERM OF
                           OFFICE       NUMBER OF
                             AND        FUNDS IN
                          LENGTH OF   FUND COMPLEX
   NAME, POSITION(S)        TIME       OVERSEEN BY       PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
    ADDRESS 1 AND AGE     SERVED 2       TRUSTEE         DURING PAST FIVE YEARS              HELD BY TRUSTEE 3
    -----------------      ------        -------         ----------------------              -----------------


INTERESTED TRUSTEES:
--------------------

MARIO J. GABELLI 4        Since 2003       24        Chief Executive Officer of           Director of Morgan
Age:  62                                             Gabelli Asset Management Inc.        Group Holdings, Inc.
Trustee                                              and Chief Investment Officer         (holding company)
                                                     of Gabelli Funds, LLC and
                                                     GAMCO Investors, Inc.; Vice
                                                     Chairman and Chief Executive
                                                     Officer of Lynch Interactive
                                                     Corporation (multimedia and
                                                     services).

HENRY G. VAN DER EB,      Since 2003       4         President and CEO of Gabelli
CFA Age:  60                                         Mathers Fund Since 1999:
Trustee and Chief                                    Senior Vice President and
Executive Officer                                    Portfolio Manager of Gabelli
                                                     Funds, LLC and GAMCO
                                                     Investors, Inc. since
                                                     1999;Prior to 1999: Chairman
                                                     and Chief Executive of
                                                     Mathers Fund, Inc and
                                                     President of Mathers and
                                                     Company, Inc.; Chairman of
                                                     Ned Davis Research Funds

KARL OTTO POHL 4          Since 2003       34        Member of the Shareholder            Director of Gabelli
Age:  75                                             Committee of Sal Oppenheim           Asset Management Inc.
Trustee                                              Jr. & Cie (private investment        (investment
                                                     bank); Former President of           management);
                                                     the Deutsche Bundesbank and          Chairman, Incentive
                                                     Chairman of its Central Bank         Capital and Incentive
                                                     Council (1980-1991)                  Asset Management
                                                                                          (Zurich); Director at
                                                                                          Sal Oppenheim Jr. &
                                                                                          Cie, Zurich

--------------------------
1 Address:  One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2 Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or
  (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

4 "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli, and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

                          TERM OF
                           OFFICE       NUMBER OF
                             AND        FUNDS IN
                          LENGTH OF   FUND COMPLEX
   NAME, POSITION(S)        TIME       OVERSEEN BY       PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
    ADDRESS 1 AND AGE     SERVED 2       TRUSTEE         DURING PAST FIVE YEARS              HELD BY TRUSTEE 3
    -----------------      ------        -------         ----------------------              -----------------


NON-INTERESTED TRUSTEES:
-----------------------

ANTHONY J. COLAVITA       Since 2003       36        President and Attorney at             --
Age:  69                                             Law in the law firm of
Trustee                                              Anthony J. Colavita P.C.

SALVATORE J. ZIZZA        Since 2003       24        Chairman, Hallmark                    Director of Hollis
Age:  59                                             Electrical Supplies Corp.             Eden Pharmaceuticals;
Trustee                                                                                    and Earl Scheib, Inc.
                                                                                           (automotive services)

VINCENT D. ENRIGHT        Since 2003       13        Former Senior Vice                    Director of Aphton
Age:  61                                             President and Chief                   Corporation
Trustee                                              Financial Officer of                  (biopharmaceutical
                                                     KeySpan Energy Corporation            company)

ROBERT J. MORRISEY        Since 2003       10        Partner in the law firm               --
Age:  65                                             of Morrissey, Lynch &
Trustee                                              Hawkins.

ANTHONIE C. VAN EKRIS     Since 2003       20        Managing Director of                  Director of Aurado
Age:  70                                             BALMAC International,                 Energy Inc. (oil & gas
Trustee                                              Inc. (commodities)                    operations)

----------------------------
1 Address:  One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2 Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or
  (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                          TERM OF
                           OFFICE
                             AND
                          LENGTH OF
   NAME, POSITION(S)        TIME            PRINCIPAL OCCUPATION(S)
    ADDRESS 1 AND AGE     SERVED 2          DURING PAST FIVE YEARS
    -----------------      ------           ----------------------


OFFICERS:
---------

BRUCE N. ALPERT           Since 2003       Executive Vice President and Chief Operating Officer of the
Age:  53                                   Adviser since 1988; Director and President of Gabelli
President and Treasurer                    Advisers, Inc.; Officer of all mutual funds advised by the
                                           Adviser and its affiliates.

JAMES E. MCKEE            Since 2003       Vice President, General Counsel and Secretary of Gabelli
Age:  41                                   Asset Management Inc. since 1999 and GAMCO Investors, Inc.
Secretary                                  since 1993; Secretary of all mutual funds advised by Gabelli
                                           Advisers, Inc. and Gabelli Funds, LLC.

PETER GOLDSTEIN           Since 2004       Director of Regulatory Affairs at Gabelli Asset Management,
Age:  51                                   Inc. since February 2004; Vice President of Goldman Sachs
Chief Compliance Officer                   Asset Management from November 2000 through January 2004;
                                           Deputy  General  Counsel at Gabelli
                                           Asset  Management Inc from February
                                           1998 through November 2000.

1 Address:  One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2 Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or
  (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.


STANDING BOARD COMMITTEES

         The Board of Trustees has established two standing committees in connection with their governance of the Trust - the Audit Committee and the Nominating Committee.



         The Trust's Audit Committee consists of three members,  Messrs. Vincent
D. Enright (Chairman), Anthony J. Colavita and Salvatore J. Zizza, who are not "interested persons" of the Trust as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was reviewed and approved by the Board of Trustees of the Trust on February 16, 2005. As set forth in the Charter, the function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent auditors' responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies, and internal controls of the Trust and the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statement and the audit thereof and to act as a liaison between the Board of Trustees and the Trust's independent auditors. During the fiscal period ended December 31, 2004 the Audit Committee met twice.

         The Fund's Nominating Committee consists of two members: Messrs. Colavita (Chairman) and Zizza who are not "interested persons" of the Trust as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full board in the event that a position is vacated or created, The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee met once during the fiscal year ended December 31, 2004.


TRUSTEE AND OFFICER COMPENSATION



         The Trust pays each Trustee who is not an employee of the Adviser, the Sub-Adviser or any of their affiliated companies an annual fee of $3,000 and $500 for each regular meeting of the Board of Trustees attended by the Trustee, and reimburses Trustees for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Trust pays each Trustee serving as a member of the Audit and Nominating Committees a fee of $500 per meeting.

         The following table sets forth certain information regarding the compensation of the Trust's Trustees. Except as disclosed below, no principal officer or person affiliated with the Fund received compensation from all Gabelli Funds for the fiscal year ended December 31, 2004 in excess of $60,000

                               COMPENSATION TABLE
                             AGGREGATE COMPENSATION
                                   FROM TRUST

                                                    Aggregate                    Total Compensation
                                                Compensation From            From Trust and Fund Complex
 Name of Person, Position                           the Trust                   Paid To Directors*
 -------------------------                      -----------------            ---------------------------

Mario J. Gabelli
Trustee                                               [  ]                             [  ] (24)
Henry G. Van Der Eb,
Trustee and Chairman of the Board                     [  ]                             [  ] (4)

Anthony J. Colavita,
Trustee                                             [      ]                         [      ] (36)
Vincent D. Enright,
Trustee                                             [      ]                         [      ] (13)
Robert J. Morrissey
Trustee                                             [      ]                         [      ] (10)
Karl Otto Pohl,

Trustee                                               [  ]                             [  ] (34)
Anthonie C. Van Ekris
Trustee                                             [      ]                         [      ] (20)
Salvatore J. Zizza,
Trustee                                             [      ]                         [      ] (11)

-----------------
* Represents the total compensation paid to such persons for the year ended December 31, 2004. The parenthetical number represents the number of investment companies (including the Trust) from which such person receives compensation and which are considered part of the same "fund complex" as the Trust because they have common or affiliated investment advisers.

TRUSTEE OWNERSHIP OF FUND SHARES

         Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Gabelli fund complex beneficially owned by each Trustee.



                                 DOLLAR RANGE OF EQUITY SECURITIES       AGGREGATE DOLLAR RANGE OF EQUITY
        NAME OF TRUSTEE                  HELD IN THE FUND*                  SECURITIES IN FUND COMPLEX
        ---------------          ---------------------------------       --------------------------------

INTERESTED
TRUSTEES:

Mario J. Gabelli                                [  ]                                   [ ]
Henry G. Van Der Eb                             [ ]                                    [ ]
Karl Otto Pohl                                  [ ]                                    [ ]

NON-INTERESTED TRUSTEES:

Anthony J. Colavita**                           [ ]                                    [ ]
Salvatore J. Zizza                              [ ]                                    [ ]
Vincent D. Enright                              [ ]                                    [ ]
Robert J. Morrissey                             [ ]                                    [ ]
Anthonie C. Van Ekris**                         [ ]                                    [ ]

------------
*  KEY TO DOLLAR RANGES - INFORMATION AS OF DECEMBER 31, 2004

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. Over $100,000

** Mr. Van Ekris beneficially own less than 1% of the common stock of (1) Lynch Corporation having a value of [$ ] and [$ ], respectively, as of December 31, 2004 and (ii) Lynch Interactive Corporation having a value of [$ ] as of December 31, 2004. Lynch Corporation and Lynch Interactive Corporation maybe deemed to be controlled by Mario J. Gabelli and affiliates and in that event would be deemed to be under common control with the Fund's Adviser.


All investors are permitted to buy Class AAA Shares which do not have any sales load but are subject to a Rule 12b-1 plan that pays the Fund's Distributor .25% per year of average net assets for distribution and/or shareholder servicing. The Advisor and its affiliates, the Trustees of the Fund, officers and employees of the Fund, the Advisor and its affiliates and members of the immediate family of these individuals are not subject to any Rule 12b-1 plan. This differential is attributable to the distribution services and shareholder services required for this class of investors.

CODE OF ETHICS

         The Trust, its Adviser, Sub-Adviser and principal underwriter have adopted codes of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel, subject to the codes and their respective provisions, to invest in securities, including securities that may be purchased or held by the Trust. These codes of ethics are filed with the SEC as part of the Trust's registration statement and may be viewed on the SEC's website (WWW.SEC.GOV) or at the Trust's website www.gabelli.com.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS



         As of [April 5, 2005,] the following persons were known to own of record 5% or more of the outstanding voting securities of the Fund:

                     NAME AND ADDRESS        % OF CLASS      NATURE OF OWNERSHIP

          Class A Shares


As of [April 5, 2005,] as a group, the directors and officers of the Fund owned [ %] of the outstanding shares aggregating all classes of shares of the Fund.

PROXY VOTING POLCIES

[The Trust, on behalf of the Fund, has delegated the voting of portfolio securities to Gabelli Funds LLC in its capacity as the Fund's investment Adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, portfolio securities held by the Fund are to be voted in the best interests of the Fund.

[Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select an independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider nonfinancial effects of a merger, to limit shareholders' rights to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.]

[A Proxy Committee comprised of senior representatives of the Adviser and its affiliated investment advisors has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Corporate Governance Service ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines. In those instances the Director of Proxy Voting Services or the Chairman of the Committee may sign and date the proxy statement indicating how each issue will be voted.]

[All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Advisor's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Voting
Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Advisor's Legal Department has identified the matter as one that
(1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Advisor and its clients, the Chairman of the Committee will initially determine what vote to recommend that the Advisor should cast and the matter will go before the Committee.]

[For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Advisor's Legal Department believes that the matter before the Committee is one with respect to which a conflict of interest may exist between the Advisor and its clients, legal counsel will provide an opinion to the Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Advisor may diverge, the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.]

[Where a proxy proposal raises a material conflict between the interests of the Fund shareholders on the one hand, and those of the Fund's Advisor, the principal underwriter or other principal underwriter on the other hand the conflict will be brought to the Proxy Committee to determine a resolution. The Proxy Committee may determine to resolve such conflicts itself, may ask the independent Trustees of the Fund, which would potentially include the Board's Proxy Committee, or may delegate the voting of such proxies to an independent person.]

[Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will break the tie. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.]

The Trust files Form N-PX with the Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust filed its initial Form N-PX with the SEC on August 26, 2004. This filing will be available without charge, upon request, by calling toll-free (800) 422-3554 and on the website of the Securities and Exchange Commission (the "SEC") at WWW.SEC.GOV and on the Fund's website at www.gabelli.com.

THE SUB-ADVISER

The Fund has delegated the voting of portfolio securities to Ned Davis Research Inc. in its capacity as Sub-Adviser to the Fund.

The Sub-Adviser has in place proxy voting procedures as summarized below:

o        Utilize Institutional Shareholder Services (ISS)

o        Proxy Committee ("PC") in place

o        For consistency, the PC has adopted the ISS voting guidelines.

o ISS proxy voting policies (and changes) are also reviewed annually by the PC, to ensure that ISS policy is aligned with shareholder interests.

o Ned Davis Research (NDR) fully complies with ERISA's requirements regarding proxy voting. Therefore, with ERISA accounts for which NDR is an investment manager, NDR will act prudently and solely in the interest of the participants and beneficiaries of each such account.

o NDR's policy and procedures regarding proxy voting may be amended from time to time to reflect developments in applicable law.

SPECIFIC

1) Institutional Shareholder Services (ISS) proxy analyses and voting recommendations for each client portfolio are reviewed as available by the NDR Proxy Review Coordinator (PRC). The PRC will examine company / industry fundamental information, research reports etc. as necessary to validate ISS recommendations and identify any that may be questionable (i.e.: may not be in the best interest of shareholders).

2) The PRC will document any questionable recommendations and present these findings for review by the NDR Proxy Committee (PC). The PC will decide which vote appears to be most aligned with the interests of shareholders.

3) If the decision is to vote against the ISS recommendation, ISS is contacted so that the vote will be cast correctly.

4) A summary of Proxy voting for all company(s) owned in the fund is printed and reviewed quarterly by the PRC to ensure that votes have been cast properly.

                                SERVICE PROVIDERS



THE INVESTMENT ADVISER

         The Adviser is a New York limited liability company which also serves as Adviser to 15 other open-end investment companies and 6 closed-end investment companies with aggregate assets in excess of [$12.1 billion] as of December 31, 2004. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest of Gabelli Asset Management, Inc. ("GBL") the parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Adviser's parent company Gabelli Asset Management Inc., acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately of [$13 billion] as of December 31, 2004. Gabelli Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately [$480 million] as of December 31, 2004; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately [$692 million] as of December 31, 2004; and Gabelli Fixed Income, LLC acts as investment adviser for the Treasurer's Fund, Inc. and separate accounts having assets under management of approximately [$1.2 billion] as of December 31, 2004. Each of the forgoing companies is a subsidiary of GBL.

         Pursuant to the investment advisory contract ("Investment Advisory Contract"), which was initially approved by the Fund's sole shareholder on March 25, 2003 most recently adopted by the Board of Trustees on February 16, 2005, the Adviser supervises the Sub-Adviser's management of the Fund, subject to the general supervision of the Board of Trustees of the Trust.

          Under the Investment Advisory Contract, the Adviser also (1) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent and additional revenues to the Adviser's affiliates from the Fund's distribution plan and from trading commissions; (2) oversees the performance of the Sub-Advisor; (3) oversees the performance of administrative and professional services provided to the Fund by others, including the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Fund; (4) provides the Fund, if requested, with adequate office space and facilities: (5) prepares, but does not pay for, periodic updating of the Fund registration statement, Prospectus and SAI, including the printing of such documents for the purpose of filings with the SEC; (6) supervises, but does not pay for, the calculation of the net asset value of shares of the Fund; (7) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or their shares under such laws; and (8) prepares notices and agendas for meetings of the Trust's Board of Trustees and minutes of such meetings in all matters required by applicable law to be acted upon by the Board.

         The Investment Advisory Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Investment Advisory Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Investment Advisory Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Investment Advisory Contract in no way restricts the Adviser from acting as adviser to others.

         The Investment Advisory Contract is terminable without penalty by the Trust on not more than sixty days' written notice when authorized by the Trustees of the Trust, by the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Trust, or by the Adviser. The Investment Advisory Contract will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested directors is required for any "assignment." The Investment Advisory Contract provides in effect, that unless terminated it will remain in effect from year to year so long as continuance of the Investment Advisory Contract is approved annually by the Trustees of the Trust, or the shareholders of the Fund and in either case, by a majority vote of the Trustees who are not parties to the Investment Advisory Contract or "interested persons" as defined in the 1940 Act of any such person cast in person at a meeting called specifically for the purpose of voting on the continuance of the Investment Advisory Contract.

         For its services as investment adviser, the Adviser will receive a fee equal on annualized basis to 1.00% of the Fund's average daily net assets, paid monthly. From January 1, 2004 through December 31, 2004, the Fund paid investment advisory fees to the Adviser in the amount of $117,154, before the waiver of its advisory fee. This amount reflects advisory fees prior to expense reimbursements of expenses by the Adviser.

Effective May 1, 2004, the Adviser contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at 2.50%, 2.50%, 3.25%, 3.25% and 2.25% on an annualized basis for Class AAA, Class A, Class B, Class C and Class I, respectively. This arrangement will continue until April 30, 2005. Prior to April 30, 2004, the Adviser voluntarily waived its investment advisory fee and/or reimbursed expenses to the fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of average daily net assets of Class AAA Class A, Class B, Class C and Class I Shares, respectively. Pursuant to this voluntary arrangement, the Adviser reimbursed expenses of the Fund in the amount of [$182,739] for the period from January 1, 2004 through December 31, 2004. No waiver agreement is in effect after April 30, 2005. In addition, the Fund has agreed, during the three-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.00%, 2.75%, 2.75% and 1.75% (2.50%, 2.50%, 3.25%, 3.25% and 2.25% with respect to amounts waived or reimbursed after May 1, 2004) on an annualized basis for Class AAA, Class A, Class B, Class C and Class I shares respectively.


THE SUB-ADVISER

Pursuant to a separate sub-advisory agreement described below, the Adviser has engaged Ned Davis Research, Inc. ("NDR") as the investment sub-advisor to provide day-to-day portfolio management for the Fund. NDR is located at 600 Bird Bay Drive West, Venice, Florida 34292. Nathan E. Davis is chief executive officer of NDR. NDR is a global provider of institutional investment research sold exclusively through its affiliate, Davis, Mendel & Regenstein, Inc., a broker-dealer based in Atlanta, Georgia. NDR, a registered investment adviser under the Investment Advisers Act of 1940, managed on a discretionary basis approximately [$245 million] in assets as of December 31, 2004. Ned Davis Research Inc. has 9 comprehensive independent research product offerings and financial databases available, providing institutions with essential and timely information on changing financial markets. NDR has research clients in over 32 countries, and large institutional following in the securities industry.

         Pursuant to the investment sub-advisory contract ("Sub-Advisory Contract"), which was initially approved by the Fund's sole shareholder on March 25, 2003, the Sub-Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions for the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Adviser and Board of Trustees of the Trust.

         The Sub-Advisory Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Sub-Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Sub-Adviser or for any error of judgment or for losses sustained by the Fund. However, the Sub-Advisory Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Sub-Advisory Contract also provides indemnification for the Sub-Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Sub-Advisory Contract in no way restricts the Sub-Adviser from acting as adviser to others. The Sub-Advisor has acknowledged that the Trust has a non-exclusive, revocable license to use the word "Ned Davis" in its name and that if the Sub-Adviser ceases to be the investment sub-adviser to the Trust, the Trust will cease using the name as promptly as practicable, making all reasonable efforts to remove "Ned Davis" from its name.

         The Sub-Advisory Contract is terminable without penalty by (i) the Adviser on not more than sixty days' notice, (ii) by the Trust on not more than sixty days' written notice when authorized by the Trustees of the Trust, by the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Trust, or (iii) by the Sub-Adviser. The Sub-Advisory Contract will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested directors is required for any "assignment." The Sub-Advisory Contract provides in effect, that unless terminated it will remain in effect from year to year so long as continuance of the Sub-Advisory Contract is approved annually by the Trustees of the Trust, or the shareholders of the Fund and in either case, by a majority vote of the Trustees who are not parties to the Sub-Advisory Contract or "interested persons" as defined in the 1940 Act of any such person cast in person at a meeting called specifically for the purpose of voting on the continuance of the Sub-Advisory Contract.


         For its services under the Sub-Advisory Contract, the Advisor will pay the Sub-Adviser monthly compensation in the form of an investment sub-advisory fee. This fee is based upon the average daily net assets of the Fund at an annual rate of 0.30% of the first $500 million of such average daily net assets and 0.35% on average daily net assets in excess of $500 million. From January 1, 2004 through December 31, 2004, the investment Sub-Advisory fees payable to the Sub-Adviser amounted to $34,146.

PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED

The information below lists other accounts for which the portfolio managers are primarily responsible for the day-to-day management during the fiscal year ended December 31, 2004.

                                                   Total                         # of Accounts Managed     Total Assets with
Name of Portfolio                              # of Accounts                    with Advisory Fee Based   Advisory Fee Based
     MANAGER            TYPE OF ACCOUNTS          MANAGED        Total ASSETS        on PERFORMANCE         on PERFORMANCE
     --------           ----------------          -------             -------          ------------           ------------
   Geoffrey P.      Registered Investment
     Raymond        Companies:                       1              $9.38M                 0                      $0
                    Other Pooled Investment
                    Vehicles:                        1             $140.58M                0                      $0
                    Other Accounts:                  1             $82.35M                 1                    $82.35M

Lance J.            Registered Investment
Stonecypher         Companies:                       1              $9.38M                 0                      $0
                    Other Pooled Investment
                    Vehicles:                        1             $140.58M                0                      $0
                    Other Accounts:                  1             $82.35M                 1                    $82.35M

                                                   Total                         # of Accounts Managed     Total Assets with
Name of Portfolio                              # of Accounts                    with Advisory Fee Based   Advisory Fee Based
     MANAGER            TYPE OF ACCOUNTS          MANAGED        Total ASSETS        on PERFORMANCE         on PERFORMANCE
     --------           ----------------          -------             -------          ------------           ------------
Richard J. Sprague  Registered Investment
                    Companies                        1              $9.38M                 0                      $0
                    Other Pooled Investment
                    Vehicles                         1             $140.58M                0                      $0
                    Other Accounts                   1             $82.35M                 1                    $82.35M

Amy C. Lubas        Registered Investment
                    Companies                        1              $9.38M                 0                      $0
                    Other Pooled Investment
                    Vehicles                         1             $140.58M                0                      $0
                    Other Accounts                   1             $82.35M                 1                    $82.35M

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. Because a portfolio manager manages other accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of only the Fund.

The Sub-Adviser and the Fund believe that their compliance policies and procedures are designed to avoid the various conflicts of interest that may arise for the Sub-Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE

The compensation of the portfolio managers is structured to enable the Sub-Adviser to attract and retain highly qualified professionals in a competitive environment. Mr. Raymond and Mr. Stonecypher each receive compensation in the form of salary, deferred phantom stock and ESOP participation, none of which is tied directly to the performance or value of assets of the Fund. Mssrs. Stonecypher and Sprague and Ms. Lubas receive an annual bonus based on a number of factors, including the performance of the Fund and other assets under management. Mr. Raymond receives 20% of NDR investment management revenues (including performance-based fees) in excess of $835,000.

OWNERSHIP OF SHARES IN THE FUND

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned the Fund's Portfolio Managers:

                                                       DOLLAR RANGE OF EQUITY
                                                          SECURITIES HELD
    NAME                                                   IN THE FUND*
    ----                                                   -------------
    Geoffrey P. Raymond                                          B

    Lance J. Stonecypher                                         C

    Richard J. Sprague                                           A

    Amy C. Lubas                                                 A
-------------------------------------
*  KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2004

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000

THE SUB-ADMINISTRATOR

         The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Trust's operations except those performed by the Adviser and Sub-Adviser under their advisory agreements with the Trust; (b) supplies the Trust with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Board of Trustees' Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Trust shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share, provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio and, when requested, calculates the amounts permitted for the payment of distribution expenses under any distribution plan adopted by the Fund; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and the Trust's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Trust in a manner consistent with the requirements of the 1940 Act.



         For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion: .0275%; $10 billion to $15 billion: .0125%; over $15 billion: .0100%.
The Sub Administration fee is paid by the Adviser and will result in no additional expenses to the Fund except for the cost of calculating the Fund's net asset value, which is paid for by the Fund pursuant to the Fund's Advisory Agreement. To the extent that a portion of the sub administration fee is used to pay for personnel and equipment related to calculating the net asset value, the Fund will reimburse the Adviser for such expense up to $45,000.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, MA 02171 is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), Two Heritage Drive, North Quincy, MA 02171, acts as the Fund's shareholder servicing agent and dividend disbursing agent. Neither State Street nor BFDS assists in or is responsible for investment decisions involving assets of the Fund.

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036-6522, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP has been appointed independent registered public accounting firm for the Trust, and is located at 5 Times Square, New York, New York 10036.

DISTRIBUTOR

The Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of GBL, having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.

No underwriting commissions or redemption compensation was received for the fiscal period from January 1, 2004 through December 31, 2004 by Gabelli & Company, Inc. Set forth in the table below is the amount of commissions and other compensation received by the Distributor during the fiscal year ended December 31, 2004.


                                        NET UNDERWRITING      COMPENSATION ON
                                        DISCOUNTS  AND        REDEMPTIONS AND        BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER           COMMISSIONS           REPURCHASES          COMMISSIONS    COMPENSATION
-----------------------------           ------------          -----------          -----------    ------------

Gabelli and Company, Inc.                [$5293]              [$10,971]            [0]                 [0]

DISTRIBUTION PLANS

The Fund has adopted separate Plans of Distribution (a "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Fund's Class A Shares, Class B Shares, Class C Shares and Class AAA Shares. Payments may be made by the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares in the class to which such Plan relates as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not subject to their limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor.

The Plan has been implemented by written agreements between the Fund and/or the Distributor and each person (including the Distributor) to which payments may be made. Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of expenses for which payments are made, that the Board of Trustees approves all agreements implementing the Plans and that the Plans may be continued from year to year only if the Board of Trustees concludes, at least annually, that continuation of the Plan is likely to benefit shareholders. To the extent any of these payments are based on allocations by the Distributor, the Fund may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Any such allocations would be subject to approval by the Trust's non-interested Trustees and would be based on such factors as the net assets of the Fund, the number of shareholder inquiries and similar pertinent criteria. The Plan compensates the Distributor regardless of its expense. Long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

For the fiscal year ended December 31, 2004, the Fund incurred distribution costs of [$172,200] to the Distributor for underwriting. The plan compensates the distributor regardless of its expense. For the fiscal year ended December 31, 2004, the Distributor identified expenditures for the Fund of approximately [$6,900] for advertising and promotion, [$18,600] for printing, postage and stationary, [$7,200] for overhead support expenses, [$89,100] for salaries of personnel of the Distributor, [$7,100] for advanced commissions and [$50,300] for third party servicing fees. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more that the economic equivalent of the maximum front-end sales charge permitted by NASD, Inc.

The amounts included in the previous paragraph as third party servicing fees include amounts paid to the providers of various programs that make shares available to their customers. Subject to tax limitations and approvals by the Board of Trustees the Fund also makes payments to the providers of these programs, out of its assets other than 12b-1 payments, in amounts not greater than savings of expenses the Fund would otherwise incur in maintaining shareholder accounts for those who invest in the Fund directly rather than through these programs. The Adviser and its affiliates may also pay for all or a portion of these program's charges out of their financial resources other than 12b-1 fees.

No independent Trustee has a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by the Gabelli companies may be deemed to have an indirect financial interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and Sub-Adviser are authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account commissions. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

The Adviser and Sub-Adviser serve as investment advisers to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser and the Sub-Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the practice of the Adviser and the Sub-Adviser and their respective affiliates to cause purchase and sale transactions to be allocated among the Fund and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

The following table sets forth certain information regarding the Fund's payment of brokerage commissions for the periods ended December 31, 2003 and 2004, as indicated:


                                                      Fiscal Year Ended             Commissions
                                                         DECEMBER 31,                  PAID
                                                         ------------                  ----

Total Brokerage Commissions                                  2003                    $42,393
                                                             2004                    [   ]
Commission paid to Gabelli & Company                         2003                    $0
                                                             2004                    $0

% of Total Brokerage Commissions paid                        2003                    0%
to Gabelli & Company                                         2004                    0%

% of Total Transactions involving                            2003                    0%
Commissions paid to Gabelli & Company                        2004                    0%


The policy of the Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Sub-Adviser effects transactions with those brokers and dealers who the Sub-Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Sub-Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund, the Adviser or the Sub-Adviser of the type described in Section 28(e) of the Exchange Act of 1934. In doing so, the Fund may also pay higher commission rates than the lowest available when the Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale: statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

Research services furnished by broker or dealers through which the Fund effect securities transactions are used by the Sub-Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Fund, the Adviser nor the Sub-Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Sub-Adviser does consider the level of services provided.

The Sub-Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company, Inc. ("Gabelli"), a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser, when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Sub-Adviser may also consider sales of shares of the Fund and any other registered investment companies managed by the Adviser and Sub-Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Fund.

As required by Rule 17e-1 under the 1940 Act, the Board of Trustees has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Fund's Procedures contain requirements that the Board, including its independent Trustees, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser, the Sub-Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.

                        PURCHASE AND REDEMPTION OF SHARES

Certain financial intermediaries have made arrangements with the Fund so that an investor may purchase or redeem shares at the net asset value per share next determined after the financial intermediary receives the share order. In other instances, the Fund has also authorized such financial intermediaries to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf at the share price next determined after such designees receive the share order. Under these arrangements, the Fund will be deemed to have received a purchase or redemption order when the financial intermediary or, if applicable, a financial intermediary's authorized designee, receives the share order from an investor.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse such loss by redeeming shares from any account registered in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

OTHER INVESTORS

No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Sub-Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, sibling's spouse and a sibling's children.

If the Board of Trustees should determine that it would be detrimental to the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Under such circumstances, shareholders of the Fund receiving distributions in kind of securities will incur brokerage commissions when they dispose of the securities.

                        DETERMINATION OF NET ASSET VALUE

Net Asset Value ("NAV") is calculated separately for each class of each Fund. The NAV of Class B and Class C shares of each Fund, as applicable, will generally be lower than the NAV of Class A, Class I or Class AAA shares, as applicable, as a result of the larger service and distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining each of the Fund's NAV per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Trustees. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Funds may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Funds determine their net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on a Fund's net asset value per share, such Fund may fair value such portfolio securities based on available market information as of the time each Fund determines its net asset value.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

TAXATION
GENERAL

The following discussion is a brief summary of certain United States federal income tax considerations affecting the Fund and (except where otherwise provided) its shareholders who are U.S. citizens or resident aliens. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisers with any specific questions relating to Federal, state, local and foreign taxes. The discussion reflects applicable tax laws of the United States as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively.

TAXATION OF THE FUND

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund generally is not subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

The Fund may either distribute, or retain for reinvestment, all or part of, any net long-term capital gain. If any such gains are retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gain its share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year, (2) 98% of its capital gain in excess of its capital loss for the twelve-month period ending on October 31, (unless an election is made to use the fund's fiscal year) and (3) all ordinary income and net capital gain for previous years that were not previously distributed and on which the Fund paid no Federal income tax.

For purposes of meeting the distribution requirements, a distribution will be treated as paid during any calendar year if it is declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Gain or loss on the sales of securities by the Fund will be treated as long-term capital gain or loss if the securities have been held by the Fund for more than twelve months or short-term capital gain or loss if the securities have been held for twelve months or less.

Foreign currency gain or loss on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts (as defined below) generally will be treated as ordinary income and loss.

If the Fund invests in stock of a passive foreign investment company (a "PFIC"), the Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock even if such income is distributed as a taxable dividend by the Fund to its shareholders. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal federal corporate income tax rate in effect for the year to which it was allocated, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's net investment income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as taxable dividends to shareholders.

If the Fund invests in stock of a PFIC, the Fund may be able to elect to be a "qualified electing fund," in lieu of being taxable in the manner described in the above paragraph and to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold and repurchased at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would be an ordinary loss that could only be deducted to the extent of previously recognized gains.

The Fund may invest in debt obligations purchased at a discount, with the result that the Fund may be required to accrue income for Federal income tax purposes before amounts due under the obligation are paid. The Fund may also invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities ("high yield securities"). A portion of the interest payments on such high yield securities may be treated as dividends for Federal income tax purposes.

As a result of investing in stock of PFICs or securities purchased at a discount or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to include in current income, income it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income, as is required in order to avoid Fund-level Federal income taxation, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Certain options, futures contracts and options on futures contracts are treated for tax purposes as "section 1256 contracts." Any gain or loss on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gain or loss ("60/40"). In addition, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax), are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gain (or loss) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gain or loss from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gain or loss from the affected straddle positions. Because application of the straddle rules may affect the character and timing of gain, loss or deductions from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Because the Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations, the Fund will not be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Fund.

TAXATION OF THE SHAREHOLDERS DISTRIBUTIONS

Distributions of investment company income and short-term capital gain are taxable to a shareholder as ordinary income, whether paid in cash or in additional Fund shares. Qualifying dividends from certain U.S. corporations re taxable to U.S. shareholders at a reduced rate of 15% (5% for shareholders in lower tax brackets). This reduced rate us currently scheduled to apply to qualifying dividends received prior to January 1, 2009 and thereafter revert to ordinary income rates. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gain, if any, are taxable as long-term capital gain, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Investors purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents, in part, a return of invested capital.

SALES OF SHARES

Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long-term, or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 15% on capital gains resulting from the disposition of shares held for more than 12 months (5% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket).

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

If a shareholder (i) incurs a sales load charge in acquiring shares in a Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a "reinvestment right") and (ii) disposes of the Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder's gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge). To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.

BACKUP WITHHOLDING

The Fund may be required to withhold Federal income tax on all taxable distributions payable to shareholders if the shareholder fails to provide their correct taxpayer identification number or to make required certifications, or has been notified by the Internal Revenue Service that it is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

FOREIGN INVESTORS

A shareholder that is a nonresident alien individual or a foreign corporation generally may be subject to U.S. withholding tax at a rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends. Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 or more days during a taxable year and certain other conditions are met.

THE FOREGOING IS A GENERAL AND ABBREVIATED SUMMARY OF THE APPLICABLE PROVISIONS OF THE CODE AND TREASURY REGULATIONS PRESENTLY IN EFFECT. FOR THE COMPLETE PROVISIONS, REFERENCE SHOULD BE MADE TO THE PERTINENT CODE SECTIONS AND THE TREASURY REGULATIONS PROMULGATED THEREUNDER. THE CODE AND THE TREASURY REGULATIONS ARE SUBJECT TO CHANGE BY LEGISLATIVE, JUDICIAL OR ADMINISTRATIVE ACTION, EITHER PROSPECTIVELY OR RETROACTIVELY.

                       INVESTMENT PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

The Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders computed according to formulas prescribed by the SEC.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, when considering "average" total figures for periods longer than one year it is important to note that the Fund's Annual Total Returns for any one year in the period may have been greater than the average for the entire period. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

In reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Incorporated, Morningstar, Inc. or similar independent services that monitor the performance of mutual funds or other industry or financial publications. It is important to note that the total return figures are based on historical earnings and are not intended to indicate future performance. Shareholders may make inquiries regarding the Fund's total return figures to Gabelli and Company.

In its reports, investor communications or advertisements, the Fund may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of the Fund; (vii) portfolio manager commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

                        DESCRIPTION OF THE FUND'S SHARES

DESCRIPTION OF THE FUND'S SHARES

The Fund is a series of Ned Davis Research Funds, which was formed in Delaware on January 30, 2003 as "Q Research Funds". On March 21, 2003, the Fund was re-named "Ned Davis Research Funds". The authorized capital stock consists of an unlimited number of shares of stock having a par value of one tenth of one cent ($.001) per share. The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Trust's shares to replace its Trustees. The Trust's Board of Trustees is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into one series each having a separate portfolio. Shares of all series have identical voting rights, except where by law; certain matters must be approved by a majority of the shares of the affected series.

The Trust reserves the right to create and issue an unlimited number of series of shares and multiple classes within each series. The shares of each series would participate solely in the assets, earnings and expenses attributable to that series and the shares of each class would participate equally in the dividends, in respect of the particular class. The shares of each series would vote separately to approve management agreements or changes in investments policies, but shares of all series would vote together in the election or selection of Trustees and auditors and on any proposed material amendment to the Trust's certificate of Trust that affects all series in the same manner.

Upon liquidation, of the Trust or any series, shareholders of each affected series would be entitled to share pro rata with the other shareholders of that series in the net assets of their respective series available for distribution to such shareholders, less any expenses attributable to the class of such shares.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at the option of the shareholder, at the NAV next calculated after a proper redemption request is received by the Fund.

The Fund will send semi-annual and annual reports to all of its shareholders which include a list of portfolio securities. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

The shares of each Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. Unless specifically requested by an investor who is a shareholder of record, the Fund do not issue certificates evidencing Fund shares.

SHAREHOLDER APPROVAL

Other than elections of Trustees, which is by plurality, any matter for which shareholder approval is required by the Act requires the affirmative vote of at least a majority of the outstanding voting securities of the Fund or the Trust at a meeting called for the purpose of considering such approval, which means a majority of the outstanding shares entitled to vote thereon or, if less, at least two-thirds of the shares present with respect to the matter if at least a majority of the outstanding shares are present. The Trust's Declaration of Trust provides that shares held by a financial intermediary that the intermediary may not vote without instructions from the beneficial holder are not present for these purposes if the beneficial owner does not provide instructions.

INFORMATION FOR SHAREHOLDERS

All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1422. For assistance, call 1-800-GABELLI (1-800-422-3554) or through the internet at WWW.GABELLI.COM.

                              FINANCIAL STATEMENTS


The Fund's Financial Statements for the fiscal period year December 31, 2004, including the Report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund's Annual Report. The Fund's Annual Report is available upon request and without charge. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filing.

APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") CORPORATE BOND RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P'S") CORPORATE DEBT RATINGS

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S PREFERRED STOCK RATINGS

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION


Item 22.          EXHIBITS

(a) Amended and Restated Declaration of Trust of the Registrant, dated March 21, 2003, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as file with the SEC via EDGAR on March 25, 2003 (Accession No. 0000950172-03-000963) ("Pre-Effective Amendment No. 1")

(b) Amended and Restated By-laws, dated March 21, 2003, are incorporated by reference to Pre-Effective Amendment No. 1.

(c) Speciman Share Certificates are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with SEC via EDGAR on March 26, 2003 (Accession No. 0000950172-03-000969) ("Pre-Effective Amendment No. 2").

(d)(1) Investment Advisory Agreement with Gabelli Funds LLC, with respect to Ned Davis Research Asset Allocation Fund, dated March 21, 2003, to be filed by Amendment.

(d)(2) Contractual Management Fee Waiver and Expense Reimbursement dated January 1, 2005 to be filed by Amendment.

 (d)(3) Sub-Advisory Agreement with Ned Davis Research, Inc., with respect to Ned Davis Research Asset Allocation Fund, dated March 21, 2003, is filed herewith.

(e) Distribution Agreement with Gabelli & Company, Inc., with respect to Ned Davis Research Asset Allocation Fund is incorporated by reference to Pre-Effective Amendment No. 2.

(f)               Not Applicable.

(g) Amended and Restated Master Custody Agreement with State Street Bank & Trust Company, with respect to Ned Davis Research Asset Allocation Funds, is incorporated by reference to Pre-Effective Amendment No. 2.

(h) Transfer Agency and Service Agreement is incorporated by reference to Pre-Effective Amendment No. 2.

(i)               Opinion  of   Counsel  is   incorporated   by   reference   to
                  Pre-Effective Amendment No.2

(j) Consent of Independent Registered Public Accounting Firm to be filed by

                  Amendment.

(j)(2) Powers of Attorney for Mario J. Gabelli, Vincent D. Enright, Karl Otto Pohl, Anthonie C. van Ekris, Anthony J. Colavita, Robert J. Morrissey, Henry G. Van der Eb and Salvatore J. Zizza, dated March 21, 2003, is incorporated by reference to Pre-Effective Amendment No. 1.

(k)               Not Applicable.

(l) Purchase Agreement, dated March 25, 2003, is incorporated by reference to Pre-Effective Amendment No. 2.

(m)(1) Plan of Distribution pursuant to Rule 12b-1 with respect to Class AAA Series Shares of Ned Davis Research Asset Allocation Fund, dated March 25, 2003, is incorporated by reference to Pre-Effective Amendment No. 2.

(m)(2) Plan of Distribution pursuant to Rule 12b-1, with respect to Class A Series Shares of Ned Davis Research Asset Allocation Fund, dated March 25, 2003, is incorporated by reference to Pre-Effective Amendment No. 2.

(m)(3) Plan of Distribution pursuant to Rule 12b-1, with respect to Class B Series Shares of Ned Davis Research Asset Allocation Fund, dated March 25, 2003, is incorporated by reference to Pre-Effective Amendment No. 2.

(m)(4) Plan of Distribution pursuant to Rule 12b-1, with respect to Class C Series Shares of Ned Davis Research Asset Allocation Fund, dated March 25, 2003, is incorporated by reference to Pre-Effective Amendment No. 2.

(n)(1) Rule18f-3 Multi-Class Plan, with respect to Ned Davis Research Asset Allocation Fund, dated November 19, 2003, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC via EDGAR May 1, 2004 (Accession No. 0000935069-04-000670).

(o)               Not Applicable.

(p)(1) Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC is filed herewith.

(p)(2) Code of Ethics for Ned Davis Research, Inc. is incorporated by reference to Pre-Effective Amendment No. 2.

Item 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 24.          INDEMNIFICATION

                  The basic effect of the respective indemnification provisions of the Registrant's Declaration of Trust, By-Laws and Investment Advisory Agreement with Gabelli Funds, LLC, for Ned Davis Research Funds, is to indemnify each officer and director of the Registrant, Gabelli Funds, LLC to the full extent permitted under the Laws of the State of Delaware, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor, sub-advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or process proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 25 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

                  NDR is owned by Nathan E. Davis (53.6%), its President and Chief Executive Officer. Edwin H. Mendel, Jr. (30.2%), who is a Director, Marketing for an Affiliate of NDR, and the NDRG Employee Stock Ownership Plan (16.2%). The address for Mr. Davis and the NDRG Employee Stock Ownership Plan is 600 Bird Bay Drive West, Venice, Florida 34292. Mr. Mendel's address is 2100 RiverEdge Parkway Suite 750, Atlanta, Georgia 30328. Set forth below are the names and titles of the principal executive officers of NDR. The business address for each individual is 600 Bird Bay Drive West, Venice, Florida 34292.


                                                                  OTHER BUSINESS, PROFESSION, VOCATION OR
                        NAME AND POSITION WITH NDR                               EMPLOYMENT
                        --------------------------                               ----------
                 Nathan E. Davis President and                   Chairman of Davis,  Mendel and Regenstein,
                 Chief Executive Officer                         Inc., an affiliated  broker/dealer  and is
                                                                 principal owner/operator/of a  Commodity
                                                                 Trading Advisor  that  acts as a general
                                                                 partner of  a   private investment partnership.

                 Geoffrey P. Raymond, CFA                        Director of Davis,  Mendel and Regenstein,
                 Managing Director                               Inc.

                 Lance J. Stonecypher, CFA                       Director of Davis,  Mendel and Regenstein,
                 Managing Director of Equity                     Inc.
                 Selection


                                                                   OTHER BUSINESS, PROFESSION, VOCATION OR
                         NAME AND POSITION WITH NDR                               EMPLOYMENT
                         --------------------------                               ----------
                  Loren Flath                                     Director of Davis, Mendel and Regenstein,
                  Managing Director,                              Inc.
                  Special Projects and
                  Data

                  Robert C. Schuster                              Director of Davis, Mendel and Regenstein,
                  Managing Director                               Inc.
                  Chief Operating Officer
                  Custom Research
                  Services

                  Arthur D. Kirshner
                  Managing Director,
                  Operations

                  Edward V. Hackett
                  Managing Director,
                  Chief Compliance Officer
                  Secretary and
                  Treasurer

                  John C. Griffin
                  Managing Director, Information
                  Technology

Item 26.          PRINCIPAL UNDERWRITER

(a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc, The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The Westwood Funds.

(b) The information required by this Item 26 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

(c)               Not Applicable.

Item 27.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

                  1.       Gabelli Funds, LLC
                           One Corporate Center
                           Rye, New York 10580-1422

                  2.       Ned Davis  Research,  Inc.
                           600 Bird Bay  Drive  West
                           Venice, Florida 34292

                  3.       PFPC  Inc.
                           99  High   Street,   Floor  27
                           Boston, Massachusetts 02110

                  4.       PFPC Inc.
                           760 Moore Road
                           King of Prussia, Pennsylvania 19406

                  5.       State Street Bank and Trust Company
                           One Heritage Drive
                           North Quincy, Massachusetts 02171

                  6.       Boston Financial Data Services, Inc.
                           Two Heritage Drive
                           North Quincy, Massachusetts 02171

Item 28. MANAGEMENT SERVICES

                  Not Applicable.

Item 29. UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, NED DAVIS RESEARCH FUNDS, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York on the 2nd day of March, 2005.

                                    NED DAVIS RESEARCH FUNDS

                                    By:       /S/ BRUCE N. ALPERT
                                             Bruce N. Alpert
                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURES                                TITLE                              DATE
---------------------------------------   ------------------------------------------   -------------
                           *              Trustee and Chairman                         March 2, 2005
----------------------------

Mario J. Gabelli
                                          President and Treasurer                      March 2, 2005
/S/ BRUCE N. ALPERT                       (Principal Executive Officer and
-------------------
Bruce N. Alpert                           Principal Financial and Accounting
                                          Officer)
                           *              Vice Chairman                                March 2, 2005
----------------------------
Henry G. Van Der Eb
                           *              Trustee                                      March 2, 2005
----------------------------
Anthony J. Colavita
                           *              Trustee                                      March 2, 2005
----------------------------
Karl Otto Pohl
                           *              Trustee                                      March 2, 2005
----------------------------
Vincent D. Enright
                           *              Trustee                                      March 2, 2005
----------------------------
Robert J. Morrissey
                           *              Trustee                                      March 2, 2005
----------------------------
Anthonie C. Van Ekris
                           *              Trustee                                      March 2, 2005
----------------------------
Salvatore J. Zizza

*By:     /S/ BRUCE N. ALPERT
         Bruce N. Alpert,
         Attorney-in-Fact

                                  EXHIBIT INDEX


         EXHIBIT NO.          DESCRIPTION

         (d)(3) Sub-Advisory Agreement with Ned Davis Research, Inc., with respect to Ned Davis Research Asset Allocation Fund dated March 21, 2003

         (p)(1)               Code of Ethics  for the  Registrant.
                              Gabelli Funds, LLC, GAMCO Investors,
                              Inc.,   Gabelli  &  Company,   Inc.,
                              Gabelli  Advisers,  Inc. and Gabelli
                              Fixed Income LLC

                                      S-2